                                                           400 Bellevue Parkway

                                                                      4th Floor
[Logo of Provident Institutional Funds]                    Wilmington, DE 19809
                                                                   302-793-8100
                                                                    www.pif.com

                                                                   May 31, 1999

Dear Shareholder:

  We are pleased to present the Semi-Annual Report to Shareholders of the following portfolios for the period ended April 30, 1999: FedFund, Federal Trust Fund, T-Fund, Treasury Trust Fund, MuniFund, MuniCash and California Money Fund.

  Included in the Investment Adviser's Report is commentary on the United States' improving economy and on recent developments in our Funds.

  We would like to thank our shareholders for a successful proxy, which resulted in the reorganization of the Provident Institutional Funds into a single Delaware business trust.

  Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                     Sincerely,

                                     /s/ Rodney D. Johnson
                                     Rodney D. Johnson
                                     Chairman

                         PROVIDENT INSTITUTIONAL FUNDS
                 Semi-Annual Report of the Investment Adviser

The U.S. economy extended its nine year expansion during the past six months, spurred on by low interest rates, low inflation and a consumer-led spending spree. Record quarterly sales by several major automobile companies and strong gains among retailers pushed the nation's gross domestic product (GDP) to 4.5% in the first quarter, down only slightly from the torrid 6% pace in the fourth quarter. At the same time, inflationary pressures remained tame. The GDP deflator rose at a 1.4% annual pace in the first quarter and the consumer price index gained just 1.7% for the twelve months ended March. About the only concern during the period was the sharp increase in oil prices to $18 per barrel, but at that price, oil was no higher than it was a year ago.

Following its aggressive rate cuts last fall, the Federal Reserve maintained monetary targets through the end of April. The federal funds rate remained steady at 4.75% and the short-term yield curve steepened as the market pondered over the strength of the economy and the likelihood of higher interest rates later this year. The Year 2000 issue also emerged as a market factor and effected a slight yield premium on securities maturing early next year.

In the government money market, yields rose slightly during the first quarter and the spread between Treasury and Agency obligations widened. FedFund generally purchased agencies in the one to three-month range, while making occasional one-year investments to maintain a moderately extended average weighted maturity and lock-in yields of 5.00%-5.10% into early 2000. T-Fund employed a similar strategy of buying on weakness, and also participated in the Treasury's cash management bill auctions as a substitute for repurchase agreements. FedTrust maintained its all-government securities composition during the period, with an average weighted maturity in the fifty-day range. Treasury Trust invested exclusively in Treasury notes and bills and used market opportunities to swap from bills to notes, as spreads widened.

In the municipal money market, strong demand and a shift from money market to longer-term debt issuance kept short-term rates low for most of January and February. Yields rose later in March and early April as municipal securities were sold to meet April 15th tax payments. MuniFund, MuniCash and California Money met frequently changing liquidity needs during the period by maintaining high percentages in daily and weekly variable rate demand notes. These investments were balanced by longer-maturing, nine to twelve-month trades at yields of 3.00-3.25%.

The investment performance of the Provident Institutional Funds ("PIF") was highlighted by the recognition received from Lipper Analytical Services, in February, that four of the PIF funds ranked number one, within their respective peer groups, for the following periods ended December 31, 1998:
TempFund for the last 20 years (Institutional Money Markets); FedFund for 15 years (Institutional U.S. Treasury Government Money Markets); and New York Money Fund for 10 years (New York Tax-Exempt Money Markets). Furthermore, for the one year period ended April 30 ,1999, each of these funds ranked in the top quartile of their Lipper peer group, two of them, T-Fund and New York Money finishing in the top decile. We are very proud of this consistent track record and look forward to meeting your liquidity needs in the future.

TempFund, TempCash and New York Money Fund are not included in this semi-annual report. For more information about these portfolios, call 1-800-821-7432 to obtain a prospectus containing more complete information which should be read carefully before investing.

                         Provident Institutional Funds
                               FedFund Portfolio
                            Statement of Net Assets
                                 April 30, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                    Maturity   Par
                                                      Date    (000)     Value
                                                    -------- ------- -----------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--63.9%
 Federal Farm Credit Bank Bonds
 4.80%............................................  02/01/00 $20,000 $19,991,607
                                                                     -----------
 Federal Home Loan Bank Bonds
 5.705%...........................................  05/05/99  18,590  18,591,642
 5.536%...........................................  07/15/99  10,000   9,998,757
 4.86%............................................  01/14/00  10,000   9,995,547
 4.93%............................................  01/19/00  10,000   9,997,190
 4.79%............................................  02/04/00  15,000  14,985,627
 4.95%............................................  02/17/00  10,000   9,995,720
 5.10%............................................  03/03/00   5,000   4,998,784
 5.16%............................................  03/08/00   5,000   4,998,508
                                                                     -----------
                                                                      83,561,775
                                                                     -----------
 Federal Home Loan Bank Discount Notes
 4.70%............................................  01/19/00  15,000  14,484,958
                                                                     -----------
 Federal Home Loan Bank Variable Rate Notes**
 4.85%............................................  05/03/99  15,000  14,998,973
 4.91%............................................  05/03/99  20,000  19,992,783
 4.92%............................................  05/03/99  30,000  29,998,544
 4.955%...........................................  05/03/99  20,000  19,990,464
                                                                     -----------
                                                                      84,980,764
                                                                     -----------
 Federal Home Loan Mortgage Corporation Bonds
 5.527%...........................................  06/10/99  15,000  14,997,303
 7.125%...........................................  07/21/99   8,170   8,211,126
                                                                     -----------
                                                                      23,208,429
                                                                     -----------
 Federal Home Loan Mortgage Corporation Discount Notes
 4.74%............................................  05/17/99  50,000  49,894,667
 4.75%............................................  05/17/99  25,000  24,947,222
 4.7299%..........................................  05/20/99  25,000  24,937,590
                                                                     -----------
                                                                      99,779,479
                                                                     -----------
 Federal National Mortgage Association Bonds
 5.48%............................................  07/09/99  15,000  14,997,135
 4.63%............................................  10/14/99  20,000  19,986,860
 4.86%............................................  02/10/00  10,000   9,993,988
 4.98%............................................  04/20/00  10,000   9,994,442
                                                                     -----------
                                                                      54,972,425
                                                                     -----------

                                                   Maturity   Par
                                                     Date    (000)     Value
                                                   -------- ------- ------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS (continued)
 Federal National Mortgage Association Discount Notes
 4.6999%.........................................  10/15/99 $20,000 $ 19,563,944
 4.66%...........................................  12/13/99  13,000   12,619,692
                                                                    ------------
                                                                      32,183,636
                                                                    ------------
 Federal National Mortgage Association Variable Rate Notes**
 4.7434%.........................................  05/03/99  25,000   24,994,943
 4.85%...........................................  05/03/99  30,000   29,998,265
 4.585%..........................................  05/04/99  58,000   58,000,000
 4.6875%.........................................  05/28/99  25,000   24,994,937
 4.795%..........................................  06/23/99  25,000   24,985,482
                                                                    ------------
                                                                     162,973,627
                                                                    ------------
 Student Loan Marketing Association Bonds
 5.625%..........................................  06/30/99  10,000    9,999,025
                                                                    ------------
 Student Loan Marketing Association Discount Notes
 4.60%...........................................  06/30/99  30,000   29,770,000
                                                                    ------------
  Total............................................................  615,905,725
                                                                    ------------
REPURCHASE AGREEMENTS--36.0%
 Morgan (J.P) Securities, Inc.
 4.90%...........................................  05/03/99 100,000  100,000,000
 (Agreement dated 4/30/99 to be repurchased at $100,040,833, collateralized by $103,338,022 Government National Mortgage
  Association Bonds 6.00% to 6.50% due from 12/15/28 to 03/15/29.
  The market value is $103,000,000).
 4.75%...........................................  05/13/99  40,000   40,000,000
 (Agreement dated 04/13/99 to be repurchased at $40,158,333, collateralized by $49,965,451 Government National Mortgage
  Association Bonds 6.00% to 9.00% due from 10/15/17 to 01/15/29.
  The market value is $41,337,498).

                               FedFund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

                                                  Maturity   Par
                                                    Date    (000)      Value
                                                  -------- -------- ------------
REPURCHASE AGREEMENTS (continued)
 Morgan Stanley & Co., Inc.
 4.9375%........................................  05/03/99 $200,000 $200,000,000
 (Agreement dated 04/30/99 to be repurchased at $200,082,292, collateralized by $207,261,000 Federal Farm Credit Bank Bonds,
  Federal National Mortgage Association Bonds, Resolution Funding
  Corporation Bonds, Tennessee Valley Authority Bonds, Tennessee
  Valley Authority Strips, and U.S. Treasury Notes 0.00% to 8.875%
  due from 01/16/02 to 07/15/45. The market value is
  $207,137,818).
 Warburg Dillon Read LLC
 4.90%..........................................  05/03/99    7,600    7,600,000
 (Agreement dated 04/30/99 to be repurchased at $7,603,103,
  collateralized by $7,895,000 U.S. Treasury Bonds 5.50% due
  08/15/28. The market value is $7,756,783).
                                                                    ------------
  Total............................................................  347,600,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $963,505,725*)......................................  99.9%  963,505,725
OTHER ASSETS IN EXCESS OF LIABILITIES......................   0.1     1,008,252
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 935,296,085 FedFund Shares and 29,427,678 FedFund Dollar
 Shares outstanding)....................................... 100.0% $964,513,977
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($964,513,977 / 964,723,763)....................................         $1.00
                                                                          =====

--------
 * Aggregate cost for federal income tax purposes is substantially the same.
** Variable rate security--the interest rate shown is as of April 30, 1999, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owned can be recovered through demand.

                               FedFund Portfolio
                         Maturity Schedule of Portfolio
                                 April 30, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $689,190,000                                          71.4%
     31-60 Days                       40,000,000                                           4.1%
     61-90 Days                       73,170,000                                           7.6%
  Over 150 Days                      163,000,000                                          16.9%

                       Average Weighted Maturity--54 days

                         Provident Institutional Funds
                                T-Fund Portfolio
                            Statement of Net Assets
                                 April 30, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                  Maturity   Par
                                                    Date    (000)      Value
                                                  -------- -------- ------------
U.S. GOVERNMENT SECURITIES--22.7%
U.S. Treasury Notes
 6.25%..........................................  05/31/99 $ 50,000 $ 50,025,819
 6.00%..........................................  06/30/99   30,000   30,020,037
 6.75%..........................................  06/30/99   70,000   70,130,907
 6.375%.........................................  07/15/99   20,000   20,076,557
 5.875%.........................................  07/31/99   10,000   10,008,254
 6.00%..........................................  08/15/99   10,000   10,013,555
 6.00%..........................................  10/15/99   40,000   40,275,121
 5.875%.........................................  11/15/99   76,000   76,461,679
 5.625%.........................................  11/30/99   50,000   50,251,482
 7.75%..........................................  01/31/00  122,000  124,668,854
 5.50%..........................................  02/29/00   30,000   30,143,109
 7.125%.........................................  02/29/00   50,000   50,923,729
 5.50%..........................................  03/31/00   20,000   20,087,689
 6.875%.........................................  03/31/00   60,000   60,972,321
 6.75%..........................................  04/30/00   75,000   76,346,975
 6.375%.........................................  05/15/00   20,000   20,295,360
                                                                    ------------
  Total............................................................  740,701,448
                                                                    ------------
REPURCHASE AGREEMENTS--77.4%
 Barclay's Capital, Inc.
 4.85%..........................................  05/03/99  140,000  140,000,000
 (Agreement dated 04/30/99 to be repurchased at $140,056,583, collateralized by $138,805,000 U.S. Treasury Notes 5.625% due
  11/30/99. The market value is $142,816,465).
 Bear Stearns & Co., Inc.
 4.90%..........................................  05/03/99  140,000  140,000,000
 (Agreement dated 04/30/99 to be repurchased at $140,057,167, collateralized by $502,620,000 U.S. Treasury Strips due 08/15/03
  to 11/15/26. The market value is $143,685,850).
 Credit Suisse First Boston Corp.
 4.80%..........................................  05/03/99  150,000  150,000,000
 (Agreement dated 04/30/99 to be repurchased at $150,060,000, collateralized by $112,630,000 U.S. Treasury Bonds 8.875% due
  02/15/19. The market value is $153,097,959).

                                                  Maturity   Par
                                                    Date    (000)      Value
                                                  -------- -------- ------------
REPURCHASE AGREEMENTS (continued)
 Deutsche Bank Securities, Inc.
 4.86%..........................................  05/03/99 $140,000 $140,000,000
 (Agreement dated 04/30/99 to be repurchased at $140,056,700, collateralized by $104,710,000 U.S. Treasury Bonds 8.75% due
  05/15/17. The market value is $142,813,969).
 Goldman Sachs & Co.
 4.89%..........................................  05/03/99  140,000  140,000,000
 (Agreement dated 04/30/99 to be repurchased at $140,057,050, collateralized by $94,741,000 U.S. Treasury Bonds and Notes
  4.875% to 12.50% due 03/31/01 to 08/15/14. The market value is
  $142,801,256).
 Greenwich Capital Markets, Inc.
 4.85%..........................................  05/03/99  250,000  250,000,000
 (Agreement dated 04/30/99 to be repurchased at $250,101,042, collateralized by $443,780,000 U.S. Treasury Strips due from
  05/15/05 to 05/15/16. The market value is $255,000,334).
 Lehman Brothers, Inc.
 4.85%..........................................  05/03/99  280,000  280,000,000
 (Agreement dated 04/30/99 to be repurchased at $280,113,167, collateralized by $220,257,000 U.S. Treasury Bonds and Notes
  6.375% to 10.375% due from 07/15/99 to 8/15/19. The market value is $285,605,067).
 Merrill Lynch Government Securities, Inc.
 4.80%..........................................  05/03/99  170,000  170,000,000
 (Agreement dated 04/30/99 to be repurchased at $170,068,000, collateralized by $472,724,000 U.S. Treasury Strips due from
  02/15/05 to 08/15/26. The market value is $173,400,606).
 Morgan (J.P) Securities, Inc.
 4.65%..........................................  05/27/99  150,000  150,000,000
 (Agreement dated 04/27/99 to be repurchased at $150,581,250, collateralized by $148,870,000 U.S. Treasury Notes 5.625% to
  6.00% due from 06/30/99 to 05/15/01. The market value is
  $153,000,067).

                               T-Fund Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

                                                 Maturity   Par
                                                   Date    (000)       Value
                                                 -------- -------- -------------
REPURCHASE AGREEMENTS (continued)
 Morgan Stanley & Co., Inc.
 4.8875%.......................................  05/03/99 $320,000 $ 320,000,000
 (Agreement dated 04/30/99 to be repurchased at $320,130,333, collateralized by $321,454,000 U.S. Treasury Bonds and Notes
  3.375% to 9.125% due from 05/15/99 to 4/15/29. The market value is $327,005,056).
 Nesbitt Burns Securities, Inc.
 4.85%.........................................  05/03/99  140,000   140,000,000
 (Agreement dated 04/30/99 to be repurchased at $140,056,583, collateralized by $111,895,000 U.S. Treasury Bonds 6.625% to
  13.875% due from 05/15/11 to 02/15/27. The market value is
  $142,802,142).
 Salomon Smith Barney, Inc.
 4.87%.........................................  05/03/99  140,000   140,000,000
 (Agreement dated 04/30/99 to be repurchased at $140,056,817, collateralized by $120,985,000 U.S. Treasury Bonds 8.25% to
  11.25% due 05/15/05 to 02/15/15. The market value is
  $142,867,689).
 Warburg Dillon Read LLC
 4.87%.........................................  05/03/99  280,000   280,000,000
 (Agreement dated 04/30/99 to be repurchased at $280,113,633, collateralized by $193,129,000 U.S. Treasury Bonds and Notes
  7.50% to 12.00% due from 11/15/01 to 05/15/18. The market value is $285,603,875).
 4.90%.........................................  05/03/99   87,900    87,900,000
 (Agreement dated 04/30/99 to be repurchased at $87,935,893, collateralized by $264,370,000 U.S. Treasury Bonds and Strips
  0.00% to 7.25% due from 08/15/22 to 08/15/28. The market value is $89,660,132).
                                                                   -------------
  Total........................................................... 2,527,900,000
                                                                   -------------

                                                      Par
                                                     (000)      Value
                                                     -----  --------------
TOTAL INVESTMENTS IN SECURITIES (Cost
 $3,268,601,448*)................................... 100.1% $3,268,601,448
LIABILITIES IN EXCESS OF OTHER ASSETS...............  (0.1)     (1,543,078)
                                                     -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 2,585,491,306 T-Fund Shares and 681,585,221 T-Fund
 Dollar Shares outstanding)......................... 100.0% $3,267,058,370
                                                     =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($3,267,058,370 / 3,267,076,527).........................           $1.00
                                                                     =====

--------
* Aggregate cost for federal income tax purposes is substantially the same.

                               T-Fund Portfolio
                        Maturity Schedule of Portfolio
                                April 30, 1999
                                  (Unaudited)

    Maturity                            Par                                           Percentage
    --------                       --------------                                     ----------
      1-30 Days                    $2,527,900,000                                        77.5%
     31-60 Days                        50,000,000                                         1.5%
     61-90 Days                       120,000,000                                         3.7%
    91-120 Days                        20,000,000                                         0.6%
  Over 150 Days                       543,000,000                                        16.7%

                      Average Weighted Maturity--54 days

                         Provident Institutional Funds
                         Federal Trust Fund Portfolio
                            Statement of Net Assets
                                April 30, 1999
                                  (Unaudited)
-------------------------------------------------------------------------------

                                                    Maturity   Par
                                                      Date    (000)     Value
                                                    -------- ------- -----------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--100.0%
 Federal Farm Credit Bank Bonds
 4.77%............................................  07/01/99 $10,000 $ 9,998,853
 4.76%............................................  01/18/00   5,000   4,996,095
 4.80%............................................  02/01/00  10,000   9,995,803
                                                                     -----------
                                                                      24,990,751
                                                                     -----------
 Federal Farm Credit Bank Discount Notes
 4.6899%..........................................  05/03/99     930     929,758
 4.7599%..........................................  05/04/99   3,800   3,798,493
 4.69%............................................  05/11/99   9,000   8,988,275
 4.71%............................................  05/28/99  18,000  17,936,415
 4.71%............................................  06/01/99   2,430   2,420,144
 4.54%............................................  12/13/99  10,000   9,714,989
                                                                     -----------
                                                                      43,788,074
                                                                     -----------
 Federal Farm Credit Bank Variable Rate Notes**
 4.56%............................................  05/10/99  15,000  14,993,694
 4.7462%..........................................  05/24/99  15,000  14,993,433
                                                                     -----------
                                                                      29,987,127
                                                                     -----------
 Federal Home Loan Bank Bonds
 5.723%...........................................  05/05/99  15,000  15,001,461
 5.51%............................................  07/06/99   2,500   2,502,873
 4.95%............................................  02/17/00   5,000   4,997,860
 5.10%............................................  03/03/00   1,000     999,757
 5.16%............................................  03/08/00   2,000   1,999,403
                                                                     -----------
                                                                      25,501,354
                                                                     -----------
 Federal Home Loan Bank Discount Notes
 4.72%............................................  05/05/99   1,800   1,799,056
 4.73%............................................  05/05/99  10,000   9,994,744
 4.69%............................................  05/10/99   8,000   7,990,620
 4.70%............................................  05/12/99   4,410   4,403,667
 4.74%............................................  05/14/99  10,000   9,982,883
 4.68%............................................  06/11/99  20,000  19,893,400
 4.70%............................................  01/19/00   5,000   4,828,319
                                                                     -----------
                                                                      58,892,689
                                                                     -----------
 Federal Home Loan Bank Variable Rate Notes**
 4.85%............................................  05/03/99  10,000   9,999,315
 4.91%............................................  05/03/99  10,000   9,999,515
 4.955%...........................................  05/03/99   5,000   4,997,616
                                                                     -----------
                                                                      24,996,446
                                                                     -----------

                                                    Maturity   Par
                                                      Date    (000)     Value
                                                    -------- ------- -----------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS (continued)
 Student Loan Marketing Association Discount Notes
 4.80%............................................  05/03/99 $17,300 $17,295,387
 4.60%............................................  06/30/99   5,000   4,961,667
                                                                     -----------
                                                                      22,257,054
                                                                     -----------
 Student Loan Marketing Association Variable Rate Notes**
 4.457%...........................................  05/04/99   4,000   4,000,000
                                                                     -----------
 Tennessee Valley Authority Discount Notes
 4.64%............................................  05/05/99  11,300  11,294,174
 4.6999%..........................................  05/20/99  30,000  29,925,583
 4.6899%..........................................  05/21/99  20,000  19,947,889
                                                                     -----------
                                                                      61,167,646
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $295,581,141*)..................................... 100.0%  295,581,141
LIABILITIES IN EXCESS OF OTHER ASSETS.....................   0.0       (69,461)
                                                           -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 275,211,589 Federal Trust Shares and 20,444,872 Federal
 Trust Dollar Shares outstanding)......................... 100.0% $295,511,680
                                                           =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($295,511,680 / 295,656,461)...................................         $1.00
                                                                  ============

--------
 * Aggregate cost for federal income tax purposes is substantially the same. ** Variable rate security--the interest rate shown is as of April 30, 1999, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owned can be recovered through demand.

                         Federal Trust Fund Portfolio
                        Maturity Schedule of Portfolio
                                April 30, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $218,540,000                                          73.7%
     31-60 Days                       22,430,000                                           7.6%
     61-90 Days                       17,500,000                                           5.9%
  Over 150 Days                       38,000,000                                          12.8%

                      Average Weighted Maturity--50 days

                         Provident Institutional Funds
                         Treasury Trust Fund Portfolio
                            Statement of Net Assets
                                 April 30, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                 Maturity   Par
                                                   Date    (000)      Value
                                                 -------- ------- --------------
U.S. GOVERNMENT SECURITIES--98.3%
 U.S. Treasury Bills
 4.05%.........................................  05/06/99 $11,675 $   11,668,433
 4.30%.........................................  05/06/99   4,500      4,497,313
 4.24%.........................................  05/20/99  11,000     10,975,384
 4.30%.........................................  06/03/99  11,755     11,708,666
 4.35%.........................................  06/10/99  25,000     24,879,167
 4.335%........................................  06/24/99     820        814,668
 4.42%.........................................  06/24/99   1,384      1,374,824
 4.36%.........................................  07/22/99  20,780     20,573,632
                                                                  --------------
                                                                      86,492,087
                                                                  --------------
 U.S. Treasury Notes
 6.375%........................................  05/15/99 300,000    300,158,022
 6.25%.........................................  05/31/99 360,000    360,463,173
 6.75%.........................................  05/31/99  75,000     75,127,684
 5.875%........................................  07/31/99 195,000    195,618,166
 6.875%........................................  07/31/99 100,000    100,556,802
 5.875%........................................  08/31/99 115,000    115,478,457
 6.875%........................................  08/31/99  85,000     85,625,802
                                                                  --------------
                                                                   1,233,028,106
                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES (Cost
 $1,319,520,193*)....................................  98.3%  1,319,520,193
OTHER ASSETS IN EXCESS OF LIABILITIES................   1.7      22,357,672
                                                      -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 853,708,478 Treasury Trust Shares and 488,383,318
 Treasury Trust Dollar Shares outstanding)........... 100.0% $1,341,877,865
                                                      =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($1,341,877,865 / 1,342,091,796)..........................           $1.00
                                                             ==============

--------
* Aggregate cost for federal income tax purposes is substantially the same.

                         Treasury Trust Fund Portfolio
                         Maturity Schedule of Portfolio
                                 April 30, 1999
                                  (Unaudited)

    Maturity                           Par                                            Percentage
    --------                       ------------                                       ----------
     1-30 Days                     $327,175,000                                          24.8%
    31-60 Days                      473,959,000                                          36.0%
    61-90 Days                       20,780,000                                           1.6%
   91-120 Days                      295,000,000                                          22.4%
  121-150 Days                      200,000,000                                          15.2%

                       Average Weighted Maturity--56 days

                         Provident Institutional Funds
                               MuniFund Portfolio
                            Statement of Net Assets
                                 April 30, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                     Maturity  Par
Investments in Securities                              Date   (000)     Value
-------------------------                            -------- ------ -----------
ALABAMA--4.8%
 Alabama Housing Finance Authority Multifamily Housing RB (Rime
  Huntsville Project) Series B DN (Federal National Mortgage
  Association) (A-1+)**
 4.05%.............................................  05/07/99 $3,775 $ 3,775,000
 Calhoun County Economic Development Council IDRB (Craft Corporation
  Project) DN (Amsouth Bank of Alabama LOC) (A-1+, VMIG-1)**
 4.15%.............................................  05/07/99  3,370   3,370,000
 Chatom IDA PCRB (Alabama Electric Project) Series 1985 (A-1+)
 2.75%.............................................  08/15/99  4,110   4,110,000
 City of Huntsville Health Care Authority RB Series 1998 DN (Amsouth
  Bank of Alabama LOC) (A-1)**
 4.00%.............................................  05/07/99  6,100   6,100,000
 City of Montgomery BMC Special Care Facilities Authority Hospital
  RB (Baptist Medical Center) Series A DN (Amsouth Bank of Alabama
  LOC) (VMIG-1)**
 4.00%.............................................  05/07/99  9,800   9,800,000
 Columbia IDRB (Alabama Power Company) Series C DN (A-1, VMIG-1)**
 4.40%.............................................  05/01/99  4,400   4,400,000
                                                                     -----------
                                                                      31,555,000
                                                                     -----------
ALASKA--0.2%
 City of Valdez Marine Terminal Revenue Refunding Bonds (Arco
  Transportation Inc. Project) (A-1, P-1)
 2.75%.............................................  05/14/99  1,100   1,100,000
                                                                     -----------
ARIZONA--0.3%
 Arizona State School District Financing Program TAN Series A (SP-
  1+)
 4.10%.............................................  07/30/99  2,000   2,002,533
                                                                     -----------
ARKANSAS--0.5%
 Arkansas Development Finance Authority Single Family Mortgage RB
  (Mortgage-Backed Securities Program) (FGIC Insurance) (A-1+)
 3.70%.............................................  06/01/99  3,405   3,405,000
                                                                     -----------
CALIFORNIA--2.6%
 Alameda-Contra Costa School Financing Authority (Capital
  Improvements Financing Project) Series C DN (National Westminster
  LOC) (A-1+)**
 3.95%.............................................  05/07/99     95      95,000

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
CALIFORNIA (Continued)
 California PCRB (Southern California Edison) Series 1986A DN (A-1+,
  P-1)**
 4.35%..............................................  05/01/99 $4,150 $4,150,000
 California Pollution Control Financing Authority (Pacific Gas &
  Electric) Series 1996E DN (Morgan Guaranty Trust LOC) (A-1+)**
 4.30%..............................................  05/01/99  2,800  2,800,000
 Los Angeles Convention & Exposition Center Authority RB Series D DN
  (Bank of New York LOC) (A-1+, VMIG-1)**
 4.10%..............................................  05/07/99 10,000 10,000,000
                                                                      ----------
                                                                      17,045,000
                                                                      ----------
COLORADO--0.9%
 Douglas County School District TAN (SP-1+, MIG-1)
 3.75%..............................................  06/30/99  2,500  2,503,227
 Moffat County PCRB (Tri-State) Series 1984 DN (AMBAC Insurance)
  (A-1+, P-1)**
 4.05%..............................................  05/07/99  3,500  3,500,000
                                                                      ----------
                                                                       6,003,227
                                                                      ----------
FLORIDA--2.7%
 Capital Projects Finance Authority (Florida Hospital Association--
  Capital Projects Loan Program) Series 1998A DN (Credit Suisse LOC)
  (A-1+)**
 4.05%..............................................  05/07/99  5,000  5,000,000
 Indian Trace Community Development District (Basin I Water
  Management) Special Benefit Bonds Series 1989 DN (Swiss Bank LOC)
  (VMIG-1)**
 3.85%..............................................  05/07/99    270    270,000
 Orange County Housing Finance Authority Multifamily RB (Post
  Fountains at Lee Vista) Series 1997E DN (Federal National Mortgage
  Association) (A-1+)**
 4.05%..............................................  05/07/99  5,100  5,100,000
 Orange County Housing Finance Authority Multifamily RB (Post Lake
  Apartments Project) DN (Federal National Mortgage Association) (A-
  1+)**
 4.05%..............................................  05/07/99  6,000  6,000,000
 St. Petersburg Capital Improvement RB (Apartment & Golf Course
  Project) Series B DN (Suntrust Bank LOC)**
 4.05%..............................................  05/07/99  1,580  1,580,000
                                                                      ----------
                                                                      17,950,000
                                                                      ----------

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                     Maturity  Par
Investments in Securities                              Date   (000)     Value
-------------------------                            -------- ------ -----------
GEORGIA--10.2%
 Burke County Development Authority PCRB (Georgia Power Company
  Plant Vogtle Project) Series 1994 DN (A-1, VMIG-1)**
 4.40%.............................................  05/01/99 $9,500 $ 9,500,000
 Burke County IDA PCRB (Georgia Power & Light Company Vogtle
  Project) DN (A-1, VMIG-1)**
 4.30%.............................................  05/01/99 17,500  17,500,000
 Cobb County Development Authority RB (Highland Park Associates
  Project) DN (Suntrust Bank LOC)**
 4.05%.............................................  05/07/99  2,350   2,350,000
 Cobb County Housing Authority Multifamily Housing RB (Post Bridge
  Project) DN (Federal National Mortgage Association) (A-1+, VMIG-
  1)**
 4.05%.............................................  05/07/99    900     900,000
 Fulco Hospital Authority RAN (Piedmont Hospital Project) DN
  (Suntrust Bank LOC) (VMIG-1)**
 4.05%.............................................  05/07/99  7,000   7,000,000
 Fulton County IDA (Arthritis Foundation Incorporated) DN (Suntrust
  Bank LOC)**
 4.05%.............................................  05/07/99  1,000   1,000,000
 Fulton County IDA (Epstein School Project) DN (Suntrust Bank LOC)**
 4.05%.............................................  05/07/99  2,000   2,000,000
 Fulton County IDA (Metro Atlanta YMCA Project) DN (Wachovia Bank
  LOC)**
 3.95%.............................................  05/07/99  8,500   8,500,000
 Gwinnett County Development Authority (Wesleyan School Project)
  Series 1997 DN (Suntrust Bank LOC)**
 4.05%.............................................  05/07/99  1,300   1,300,000
 Macon-Bibb County Hospital Authority RAN (The Medical Center of
  Central Georgia) DN (Suntrust Bank LOC)**
 4.05%.............................................  05/07/99  3,000   3,000,000
 Metropolitan Atlanta Rapid Transit Authority Trust Receipts DN
  (MBIA Insurance) (VMIG-1)**
 4.10%.............................................  05/07/99  9,875   9,875,000
 Municipal Electric Authority of Georgia Series C DN (Morgan
  Guaranty Trust LOC) (A-1+, VMIG-1)**
 4.00%.............................................  05/07/99  2,400   2,400,000

                                                     Maturity  Par
Investments in Securities                              Date   (000)     Value
-------------------------                            -------- ------ -----------
 Smyrna Housing Authority Multifamily Housing RB (Post Valley
  Project) Series 1995 DN (Federal National Mortgage Association)
  (A-1+)**
 4.05%.............................................  05/07/99 $1,300 $ 1,300,000
                                                                     -----------
                                                                      66,625,000
                                                                     -----------
IDAHO--0.6%
 Idaho TAN (SP-1+, MIG-1)
 4.50%.............................................  06/30/99  3,750   3,755,353
                                                                     -----------
ILLINOIS--8.9%
 Illinois Development Finance Authority PCRB (Illinois Power Company
  Project) (ABN-AMRO Bank N.V. LOC) (SP-1+, VMIG-1)
 3.00%.............................................  08/26/99  4,000   4,000,000
 Illinois Development Finance Authority PCRB (The Uno-Ven Company)
  DN (NBD Bank Corp LOC) (A-1+, P-1)**
 4.00%.............................................  05/07/99  7,900   7,900,000
 Illinois Educational Facilities Authority RB (ACI Cultural Pooled
  Financing Program) Series 1998 DN (NBD Bank Corp. LOC) (A-1+)**
 4.00%.............................................  05/07/99  9,900   9,900,000
 Illinois Health Facilities Authority PCRB Revolving Fund Pooled
  Financing Program (The University of Chicago Project) (A-1+, VMIG-
  1)
 2.95%.............................................  05/03/99  4,000   4,000,000
 Illinois Health Facilities Authority RB (Evanston Hospital
  Corporation Project) (A-1+, VMIG-1)
 3.70%.............................................  07/15/99  5,000   5,000,000
 3.15%.............................................  08/02/99  5,000   5,000,000
 3.55%.............................................  08/31/99  4,000   4,000,000
 3.05%.............................................  02/15/00 10,000  10,000,000
 Illinois Health Facilities Authority RB (Rush-Presbyterian-St.
  Luke's Medical Center Obligated Group) Series 1998B DN (MBIA
  Insurance) (A-1, VMIG-1)**
 4.00%.............................................  05/07/99  1,000   1,000,000
 Illinois Health Facilities Authority RB (The Children's Memorial
  Hospital Project) Series A (Banc One N.A. LOC) (VMIG-1)
 2.95%.............................................  06/25/99  3,000   3,000,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- -----------
ILLINOIS (Continued)
 Illinois State Development Finance Authority RB (Metropolitan
  Family Services) DN (Bank America LOC) (A-1+)**
 4.00%............................................  05/07/99 $ 4,000 $ 4,000,000
                                                                     -----------
                                                                      57,800,000
                                                                     -----------
INDIANA--1.8%
 Indiana Development Finance Authority PCRB (Southern Indiana Gas &
  Electric Company) (VMIG-1)
 3.00%............................................  03/01/00   5,500   5,500,000
 Indiana Municipal Power Agency Power Supply System RB Series A DN
  (Toronto Dominion LOC) (A-1+, VMIG-1)**
 3.90%............................................  05/07/99     500     500,000
 Indiana State Educational Facilities Authority RB (Bethel College
  Project) Series B DN (NBD Bank Corp. LOC) (A-1+)**
 4.00%............................................  05/07/99   4,000   4,000,000
 Indiana State Educational Facilities Authority RB (Indiana Wesleyan
  University Project) Series A DN (NBD Bank Corp. LOC) (A-1+)**
 4.00%............................................  05/07/99   2,000   2,000,000
                                                                     -----------
                                                                      12,000,000
                                                                     -----------
KANSAS--0.2%
 Leawood GO Series 1998A
 5.50%............................................  09/01/99   1,000   1,008,170
                                                                     -----------
KENTUCKY--2.3%
 Kentucky Interlocal School Transportation Association Certificates
  of Participation TRAN (SP-1+)
 3.90%............................................  06/30/99  15,263  15,277,814
                                                                     -----------
MARYLAND--10.6%
 Frederick County (Homewood Incorporated Facility) DN (FNB Maryland
  LOC) (A-1)**
 3.55%............................................  05/07/99  20,450  20,450,000
 Maryland Health & Higher Education Facilities Authority RB (Doctors
  Community Hospital) Series 1997 DN (FNB Maryland LOC) (A-1)**
 3.65%............................................  05/07/99   4,115   4,115,000

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- -----------
 Maryland Health & Higher Education Facilities Authority RB (Johns
  Hopkins Hospital Project) DN (Bank America LOC) (A-1+)**
 3.95%............................................  05/07/99 $17,845 $17,845,000
 Maryland Health & Higher Education Facilities Authority RB (The
  Norwood School) Series 1998 DN (FNB Maryland LOC) (A-1)**
 3.65%............................................  05/07/99  10,505  10,505,000
 Maryland State Economic Development Corporation RB (Pooled
  Financing) DN (Bank America LOC) (A-1+, VMIG-1)**
 4.00%............................................  05/07/99     700     700,000
 Maryland State Industrial Development Finance Authority RB
  (McDonough School Income Facility) DN (FNB Maryland LOC) (A-1,
  VMIG-1)**
 3.80%............................................  05/07/99  11,470  11,470,000
 Montgomery County Economic Development RB (Brooke Grove Foundation
  Incoporated Project) DN (FNB Maryland LOC) (A-1)**
 3.65%............................................  05/07/99   2,000   2,000,000
 Montgomery County GO (Public Improvement Project) Series A
 5.10%............................................  07/01/99   1,820   1,827,116
                                                                     -----------
                                                                      68,912,116
                                                                     -----------
MASSACHUSETTS--1.0%
 Massachusetts Bay Transportation Authority General Transporation
  Revenue Bonds Series 1984 (State Street Bank & Trust Co. LOC) (A-
  1+, VMIG-1)
 2.85%............................................  09/01/99   3,000   3,000,983
 Massachusetts GO RB Series B DN (Landesbank Hessen-Thuringen LOC)
  (A-1+, VMIG-1)**
 3.90%............................................  05/07/99   2,500   2,500,000
 Plymouth County Certificates of Participation (Correctional
  Facility Project) Series 1999 (AMBAC Insurance)
 3.25%............................................  10/01/99   1,000   1,001,217
                                                                     -----------
                                                                       6,502,200
                                                                     -----------
MICHIGAN--0.7%
 Michigan Municipal Bond Authority Revenue Notes Series D-2 (Bank of
  Nova Scotia LOC) (SP-1+)
 4.25%............................................  08/27/99   4,000   4,008,354

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- -----------
MICHIGAN (Continued)
 Midland County Economic Development Corporation (Dow Chemical
  Company Project) Series 1993B DN (A-1, P-1)**
 4.30%............................................  05/01/99 $   300 $   300,000
                                                                     -----------
                                                                       4,308,354
                                                                     -----------
MINNESOTA--10.5%
 Minneapolis GO Series 1996 DN (Bayerische Landesbank Girozentrale
  LOC)** (A-1+, VMIG-1)
 3.90%............................................  05/07/99  20,835  20,835,000
 Minneapolis GO Series 1995B DN (Bayerische Landesbank Girozentrale
  LOC)** (A-1+, VMIG-1)
 3.90%............................................  05/07/99  16,270  16,270,000
 Minneapolis GO Series 1999A DN (A-1+, VMIG-1)**
 3.90%............................................  05/07/99   9,000   9,000,000
 Minneapolis GO Series 1998B DN (Bayerische Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 3.90%............................................  05/07/99  22,650  22,650,000
                                                                     -----------
                                                                      68,755,000
                                                                     -----------
MISSOURI--3.3%
 Missouri State Development Finance Board (Science City Union
  Station) Series B DN (Canadian Imperial Bank LOC) (A-1+)**
 4.40%............................................  05/01/99   6,800   6,800,000
 Missouri State Development Finance Board Recreational Facilities RB
  (YMCA Greater St. Louis Project) Series B DN (Bank America LOC)
  (A-1+)**
 4.00%............................................  05/07/99   2,040   2,040,000
 Missouri State Environmental Improvement RB (Kansas City Power &
  Light) DN (VMIG-1)**
 4.05%............................................  05/07/99   5,400   5,400,000
 Missouri State Health & Education Facilities Authority RB (Saint
  Anthonys Medical Center) Series C DN (Rabo Bank Nederland LOC) (A-
  1+, VMIG-1)**
 3.95%............................................  05/07/99   7,100   7,100,000
                                                                     -----------
                                                                      21,340,000
                                                                     -----------
NEW HAMPSHIRE--0.3%
 New Hampshire Health & Higher Education Facilities Authority (VHA
  of New England Capital Asset Financing Program) Series 1985D DN
  (AMBAC Insurance) (A-1+, VMIG-1)**
 4.05%............................................  05/07/99   2,250   2,250,000
                                                                     -----------

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- -----------
NEW JERSEY--3.3%
 Essex County Improvement Authority BAN (MIG-1)
 3.50%............................................  03/31/00 $ 5,000 $ 5,015,514
 New Jersey Economic Development Authority PCRB (Public Service
  Electric & Gas Company Project) Series 1995A DN (MBIA Insurance)
  (A-1+, VMIG-1)**
 3.80%............................................  05/07/99   1,130   1,130,000
 New Jersey Sports & Exhibition Authority Series 1992C DN (Barclays
  Bank LOC) (A-1+, VMIG-1)**
 3.75%............................................  05/07/99   5,100   5,100,000
 New Jersey Sports & Exhibition Authority Series 1998A DN (MBIA
  Insurance) (A-1+)**
 4.01%............................................  05/01/99   5,405   5,405,000
 South Jersey Transportation Authority Subordinatted BAN Series 1998
  (SP-1+, MIG-1)
 2.95%............................................  11/03/99   5,000   5,000,000
                                                                     -----------
                                                                      21,650,514
                                                                     -----------
NEW YORK--6.0%
 City of New York GO Series E-2 DN (Morgan Guaranty Trust LOC) (A-
  1+, VMIG-1)**
 4.30%............................................  05/01/99   4,550   4,550,000
 City of New York GO Series E-5 DN (Morgan Guaranty Trust LOC) (A-1,
  VMIG-1)**
 4.30%............................................  05/01/99   6,300   6,300,000
 City of New York GO Series 1994E-4 DN (State Street Bank & Trust
  LOC) (A-1+, VMIG-1)**
 4.30%............................................  05/01/99   4,400   4,400,000
 City of New York Health & Hospital Corporation RB (Health System)
  Series 1997A DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)**
 3.95%............................................  05/07/99   3,200   3,200,000
 New York State Energy, Research & Developement Authority PCRB
  (Niagara Mohawk Power) Series 1985A DN (Toronto Dominion LOC) (A-
  1+, VMIG-1)**
 4.40%............................................  05/01/99  10,300  10,300,000
 Port Authority of New York & New Jersey Versatile Structure
  Obligations Series 3 DN (A-1+, VMIG-1)**
 4.20%............................................  05/01/99   5,800   5,800,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                     Maturity  Par
Investments in Securities                              Date   (000)     Value
-------------------------                            -------- ------ -----------
NEW YORK (Continued)
 Port Authority of New York & New Jersey Versatile Structure
  Obligations Series 5 DN (Bayerische Landesbank Girozentrale LOC)
  (A-1+, VMIG-1)**
 4.20%.............................................  05/01/99 $4,900 $ 4,900,000
                                                                     -----------
                                                                      39,450,000
                                                                     -----------
NORTH CAROLINA--1.1%
 Mecklenburg County GO Series 1996C DN (Bank America LOC) (A-1,
  VMIG-1)**
 3.90%.............................................  05/07/99  3,300   3,300,000
 North Carolina Medical Care Commission Hospital RB (Moses H. Cone
  Health System) Series 1998 DN (Wachovia Bank LOC) (A-1+)**
 4.00%.............................................  05/07/99    200     200,000
 North Carolina Medical Care Community Hospital RB (Baptist Hospital
  Project) Series 1992B DN (Wachovia Bank LOC) (A1+, VMIG-1)**
 4.00%.............................................  05/07/99  1,100   1,100,000
 North Carolina Medical Care Community Hospital RB (Moses H. Cone
  Memorial Hospital Project) DN
  (A-1+, VMIG-1)**
 4.00%.............................................  05/07/99  2,300   2,300,000
                                                                     -----------
                                                                       6,900,000
                                                                     -----------
OHIO--2.4%
 Clinton County Hospital RB (Pooled Financing Programs) Series 1998
  DN (Fifth Third Bank LOC) (A-1+)**
 4.05%.............................................  05/07/99  4,400   4,400,000
 Columbus GO Unlimited Tax DN (Westdeutsche Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 3.90%.............................................  05/07/99    800     800,000
 Cuyahoga County RB (The Cleveland Clinic) Series D DN (Bank America
  LOC) (A-1+, VMIG-1)**
 4.30%.............................................  05/07/99    300     300,000
 Franklin County IDRB (Alco Standard Corporation Project) Series
  1994 DN (Bank America LOC)
  (A-1+, VMIG-1)**
 4.05%.............................................  05/07/99  1,800   1,800,000
 Montgomery County Economic Development Authority RB (Dayton Art
  Institute Project) DN (National City Bank of Cleveland LOC) (A-1,
  VMIG-1)**
 4.05%.............................................  05/07/99  4,400   4,400,000

                                                     Maturity  Par
Investments in Securities                              Date   (000)     Value
-------------------------                            -------- ------ -----------
 Ohio Water Development Authority PCRB (Cleveland Electric
  Illuminating Company) Series 1997B DN (NBD Bank Corp. LOC) (A-1+,
  P-1)**
 4.00%.............................................  05/07/99 $3,900 $ 3,900,000
                                                                     -----------
                                                                      15,600,000
                                                                     -----------
OKLAHOMA--0.4%
 Oklahoma IDA Hospital RB (Baptist Medical Center of Oklahoma
  Incorporated Project) DN (A-1+, VMIG-1)**
 4.00%.............................................  05/07/99  2,500   2,500,000
                                                                     -----------
PENNSYLVANIA--2.1%
 Bedford County IDA IDRB (Sepa Incorporated Facility) Series 1985 DN
  (First Union Bank LOC) (A-1, P-1)**
 3.50%.............................................  05/07/99  4,500   4,500,000
 City of Philadelphia Water & Wastewater RB Series 1997B DN (AMBAC
  Insurance) (A-1+, VMIG-1)**
 3.85%.............................................  05/07/99  3,900   3,900,000
 Pennsylvania Higher Education Facilities Authority Health Services
  RB (University of Pennsylvania) Series 1996C DN (Credit Suisse
  LOC) (A-1+, VMIG-1)**
 4.30%.............................................  05/07/99  5,200   5,200,000
                                                                     -----------
                                                                      13,600,000
                                                                     -----------
RHODE ISLAND--1.3%
 Rhode Island GO Series 1998 DN (Landesbank Hessen-Thuringen LOC)
  (A-1+C, VMIG-1)**
 3.95%.............................................  05/07/99  2,500   2,500,000
 Rhode Island Housing & Mortgage Finance Corporation Homeownership
  Opportunity Bonds Series A
  (A-1+, VMIG-1)
 3.10%.............................................  12/15/99  6,085   6,085,000
                                                                     -----------
                                                                       8,585,000
                                                                     -----------
SOUTH CAROLINA--5.9%
 Greenwood County Hospital RB (Self Memorial Hospital) Series B DN
  (Wachovia Bank LOC) (VMIG-1)**
 4.00%.............................................  05/07/99  9,580   9,580,000
 Piedmont Municipal Power Agency Electric Refunding RB Series 1996B
  DN (Credit Suisse LOC)
  (A-1+, VMIG-1)**
 4.00%.............................................  05/07/99    600     600,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- -----------
SOUTH CAROLINA (Continued)
 Piedmont Municipal Power Agency Electric Refunding RB Series 1997C
  DN (Credit Suisse LOC)
  (A-1+, VMIG-1)**
 3.95%............................................  05/07/99 $27,000 $27,000,000
 York County PCRB (Saluda River Electric Cooperative Inc.) Series
  1984E (A-1+, VMIG-1)
 2.75%............................................  08/15/99   1,455   1,455,000
                                                                     -----------
                                                                      38,635,000
                                                                     -----------
TENNESSEE--7.9%
 City of Chattanooga Health, Education & Housing Authority RB
  (Baylor School Project) DN
  (Suntrust Bank LOC)**
 4.05%............................................  05/07/99     630     630,000
 City of Chattanooga Health, Education & Housing Authority RB (Girls
  Preparatory School Project) Series 1998 DN (Amsouth Bank of
  Alabama LOC) (VMIG-1)**
 4.00%............................................  05/07/99   9,700   9,700,000
 City of Tusculum Health, Education & Housing Facility Board
  Educational Facilities RB (Tusculum College Project) Series 1998
  DN (Suntrust Bank LOC)**
 4.05%............................................  05/07/99   6,000   6,000,000
 Dickson County IDRB (The Renaissance Learning Center) Series 1997
  DN (Suntrust Bank LOC)**
 4.05%............................................  05/07/99   4,000   4,000,000
 Memphis GO Series 1995A DN (Westdeutsche Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 4.05%............................................  05/07/99     300     300,000
 Metropolitan Government Nashville Davidson County Health &
  Education Board (Belmont University Project) DN (Suntrust Bank
  LOC)**
 4.05%............................................  05/07/99   3,600   3,600,000
 Metropolitan Government Nashville Davidson County Health &
  Education Board (Harpeth Hall School Project) DN (Suntrust Bank
  LOC)**
 4.05%............................................  05/07/99     460     460,000
 Montgomery County Public Building Authority Pooled Financing GO
  (Tennessee County Loan Pool) Series 1995 DN (Bank America LOC) (A-
  1+, VMIG-1)**
 4.00%............................................  05/07/99   7,300   7,300,000

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- -----------
 Montgomery County Public Building Authority Pooled Financing RB
  (Montgomery County Loan Pool) Series 1996 DN (Bank America LOC)
  (A-1+, VMIG-1)**
 4.00%............................................  05/07/99 $ 3,000 $ 3,000,000
 Montgomery County Public Building Authority Pooled Financing RB
  (Tennessee County Loan Pool) DN (Bank America LOC) (VMIG-1)**
 4.00%............................................  05/07/99  14,650  14,650,000
 Washington County IDRB (Springbrook Properties Project) Series 1996
  DN (Suntrust Bank LOC)
  (A-1+, VMIG-1)**
 4.05%............................................  05/07/99   1,700   1,700,000
                                                                     -----------
                                                                      51,340,000
                                                                     -----------
TEXAS--4.6%
 City of San Antonio Water System Revenue Improvement & Refunding
  Bonds Series 1996 DN (MBIA Insurance) (A-1+)**
 4.03%............................................  05/07/99  10,430  10,430,000
 Hockley County IDA PCRB (Amoco Project) (A-1+, P-1)
 3.00%............................................  05/01/99  10,000  10,000,000
 Houston GO Series A
 5.00%............................................  03/01/00   2,000   2,030,925
 Texas TRAN (SP-1+, MIG-1)
 4.50%............................................  08/31/99   7,500   7,540,208
                                                                     -----------
                                                                      30,001,133
                                                                     -----------
UTAH--0.7%
 Utah County Environmental Improvement RB (USX Corporation Project)
  (Wachovia Bank LOC)
  (A-1+, VMIG-1)
 3.00%............................................  06/01/99   3,500   3,500,000
 Utah GO
 4.60%............................................  07/01/99   1,000   1,002,900
                                                                     -----------
                                                                       4,502,900
                                                                     -----------
VERMONT--1.2%
 Vermont IDRB (Wallace Computer Services Incorporated) Series 1984
  DN
  (Wachovia Bank LOC)**
 4.00%............................................  05/07/99   8,000   8,000,000
                                                                     -----------

                               MuniFund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

                                                    Maturity  Par
Investments in Securities                             Date   (000)     Value
-------------------------                           -------- ------ ------------
VIRGINIA--0.4%
 City of Alexandria IDA RB (YMCA of Metro Washington Facility)
  Series 1998 DN (FNB Maryland LOC) (A-1)**
 3.65%............................................  05/07/99 $2,400 $  2,400,000
 Norfolk IDA Hospital RB (Children's Hospital
  of King's Daughters) Series 1998 DN
  (Wachovia Bank LOC) (A-1+)**
 4.00%............................................  05/07/99    400      400,000
                                                                    ------------
                                                                       2,800,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $651,159,314*)......................................   99.7%  651,159,314
OTHER ASSETS IN EXCESS OF LIABILITIES......................    0.3     2,237,769
                                                             -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 588,654,800 MuniFund Shares and 64,882,356 MuniFund Dollar
 Shares outstanding).......................................  100.0% $653,397,083
                                                             =====  ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($653,397,083 / 653,537,156)........................................      $1.00
                                                                           =====

--------
  * Aggregate cost for federal income tax purposes is substantially the same. ** Variable rate demand note--the interest rate shown is as of April 30, 1999, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owned can be recovered through demand.
The Moody's Investor's Service, Inc. and Standard & Poor's Ratings Group ratings indicated are believed to be the most recent ratings available at April 30, 1999.

                               MuniFund Portfolio
                         Maturity Schedule of Portfolio
                                 April 30, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $541,130,000                                          83.1%
     31-60 Days                        9,905,000                                           1.5%
     61-90 Days                       29,333,000                                           4.5%
    91-120 Days                       20,565,000                                           3.2%
   121-150 Days                       15,500,000                                           2.4%
  Over 150 Days                       34,585,000                                           5.3%

                       Average Weighted Maturity--29 days


Investment Abbreviations:

 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 IDA  Industrial Development Authority
 IDRB Industrial Development Revenue Bond
 LOC  Letter of Credit
 PCRB Pollution Control Revenue Bond
 RAN  Revenue Anticipation Note
 RB   Revenue Bond
 TAN  Tax Anticipation Note
 TRAN Tax and Revenue Anticipation Note

                         Provident Institutional Funds
                               MuniCash Portfolio
                            Statement of Net Assets
                                 April 30, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
ARIZONA--1.8%
 Arizona State School District Financing Program TAN Series A (SP-1+)
 4.10%..............................................  07/30/99 $2,000 $2,002,533
 Phoenix IDRB (Leggett & Platt Incorporated Project) AMT (Wachovia
  Bank LOC)**
 4.10%..............................................  05/07/99  5,170  5,170,000
                                                                      ----------
                                                                       7,172,533
                                                                      ----------
ARKANSAS--0.9%
 Arkansas Development Finance Authority Single Family Mortgage RB
  (Mortgage-Backed Securities Program) AMT (FGIC Insurance) (A-1+)
 3.75%..............................................  06/01/99  3,495  3,495,000
                                                                      ----------
CALIFORNIA--1.4%
 Los Angeles Convention & Exposition Center RB Series D DN (Bank of
  New York LOC) (A-1+, VMIG-1)**
 4.10%..............................................  05/07/99    600    600,000
 Los Angeles County TRAN (SP-1+, MIG-1)
 4.50%..............................................  06/30/99  5,000  5,006,569
                                                                      ----------
                                                                       5,606,569
                                                                      ----------
COLORADO--1.5%
 Colorado Housing Finance Authority Economic Development RB (White
  Wave Incorporated Project) AMT (Key Bank N.A. LOC) (A-1, P-1)**
 4.15%..............................................  05/07/99  3,400  3,400,000
 Douglas County School District TAN (SP-1+, MIG-1)
 3.75%..............................................  06/30/99  2,500  2,503,227
                                                                      ----------
                                                                       5,903,227
                                                                      ----------
FLORIDA--2.4%
 Florida County School District TAN
 3.89%..............................................  06/30/99  4,700  4,701,019
 Greater Orlando Airport Authority Airport RB AMT (Morgan Guaranty
  LOC) (A-1+, P-1)
 3.10%..............................................  05/20/99  5,104  5,104,000
                                                                      ----------
                                                                       9,805,019
                                                                      ----------
GEORGIA--11.7%
 Burke County Development Authority PCRB (Oglethorpe Power
  Corporation Scherer Project)
 3.45%..............................................  05/01/99 14,215 14,215,000
 3.50%..............................................  05/28/99 10,570 10,570,000

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
 Burke County Development Authority PCRB (Oglethorpe Power
  Corporation Vogtle Project)
 3.40%..............................................  05/27/99 $3,605 $3,605,000
 Dawson County Development Authority IDRB (World Wide Manufacturing
  Incorporated Project) AMT (Wachovia Bank LOC)**
 4.10%..............................................  05/07/99  3,500  3,500,000
 Haralson County Development Authority IDRB (Gold Kist Incorporated
  Project) Series 1995 AMT (Wachovia Bank LOC)**
 4.10%..............................................  05/07/99  2,500  2,500,000
 Metropolitan Atlanta Rapid Transit Authority Trust Receipts DN (MBIA
  Insurance) (VMIG-1)**
 4.10%..............................................  05/07/99 12,900 12,900,000
                                                                      ----------
                                                                      47,290,000
                                                                      ----------
IDAHO--0.9%
 Idaho TAN (SP-1+, MIG-1)
 4.50%..............................................  06/30/99  3,750  3,755,353
                                                                      ----------
ILLINOIS--16.3%
 Belvidere IDRB (R&D Thiel Incorporated Project) AMT (First Bank
  Systems, N.A. LOC) (A-1)**
 4.30%..............................................  05/07/99  1,600  1,600,000
 Chicago IDRB (Enterprise Center IX Project) AMT (Banc One N.A. LOC)
  (A-1+)**
 4.02%..............................................  05/07/99  4,750  4,750,000
 City of Harvey Multifamily Housing RB (Bethlehem Village Project)
  AMT (Federal Home Loan Bank) (A-1+)**
 4.15%..............................................  05/07/99  3,400  3,400,000
 Crawford County Manufacturing Facilities RB (Fair-Rite Products
  Corporation) AMT (First Union Bank N.A. LOC)**
 4.20%..............................................  05/07/99  3,635  3,635,000
 Illinois Development Finance Authority IDRB (Azteca Foods Project
  Incorporated) AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 4.02%..............................................  05/07/99  3,000  3,000,000
 Illinois Development Finance Authority IDRB (Big Bolt Corporation
  Project) AMT (ABN-AMRO Bank N.V. LOC)**
 4.40%..............................................  05/07/99  3,200  3,200,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
ILLINOIS (Continued)
 Illinois Development Finance Authority IDRB (Henry Valve Company
  Project) Series 1995 AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 4.02%..............................................  05/07/99 $3,515 $3,515,000
 Illinois Development Finance Authority IDRB (Royal Continental Box
  Project) Series B AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 4.02%..............................................  05/07/99  3,050  3,050,000
 Illinois GO
 4.70%..............................................  06/01/99  2,350  2,351,843
 4.50%..............................................  08/01/99    500    501,664
 Illinois Health Facilities Authority RB (Evanston Hospital
  Corporation Project) (A-1+, VMIG-1)
 3.15%..............................................  08/02/99  8,500  8,500,000
 3.05%..............................................  02/15/00  5,000  5,000,000
 Lake County IDRB (Northpoint Project) AMT (Banc One N.A. LOC) (A-
  1+)**
 4.10%..............................................  05/07/99  6,000  6,000,000
 Lake Zurich IDRB (Screenflex Portable Partitions Incorporated
  Project) AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 4.02%..............................................  05/07/99  2,475  2,475,000
 Naperville Economic Development Authority (Independence Village
  Associates) DN (National City Bank LOC)**
 4.00%..............................................  05/07/99  2,695  2,695,000
 Quad Cities Regional Development Authority IDRB (Whitey's Ice Cream
  Manufacturers Incorporated) Series 1995 AMT (Banc One N.A. LOC)**
 4.15%..............................................  05/07/99  1,640  1,640,000
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1992 AMT (Mellon Bank N.A. LOC) (VMIG-1)**
 4.10%..............................................  05/07/99  2,900  2,900,000
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1994 AMT (Mellon Bank N.A. LOC) (VMIG-1)**
 4.10%..............................................  05/07/99  3,600  3,600,000
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1997 AMT (Mellon Bank N.A. LOC)**
 4.15%..............................................  05/07/99  1,500  1,500,000

                                                     Maturity  Par
Investments in Securities                              Date   (000)     Value
-------------------------                            -------- ------ -----------
 Village of North Aurora IDRB (Oberweis Dairy Incorporated Project)
  Series 1995 AMT (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)**
 4.02%.............................................  05/07/99 $2,460 $ 2,460,000
                                                                     -----------
                                                                      65,773,507
                                                                     -----------
INDIANA--4.1%
 Indiana Development Finance Authority IDRB (Cives Corporation
  Project) Series 1998 AMT (Wachovia Bank LOC) (VMIG-1)**
 3.60%.............................................  05/07/99  3,600   3,600,000
 Indiana Development Finance Authority IDRB (Enterprise Center II
  Project) Series 1992 AMT (Banc One N.A. LOC) (A-1)**
 4.02%.............................................  05/07/99  3,000   3,000,000
 Indiana Development Finance Authority IDRB (Enterprise Center V
  Project) Series 1992 AMT (Banc One N.A. LOC) (A-1+)**
 4.02%.............................................  05/07/99  5,000   5,000,000
 Indiana Development Finance Authority PCRB (Southern Indiana Gas &
  Electric Company) (VMIG-1)
 3.00%.............................................  03/01/00  5,000   5,000,000
                                                                     -----------
                                                                      16,600,000
                                                                     -----------
KANSAS--0.6%
 Wyandotte County Municipal Temporary Notes Series V
 3.30%.............................................  02/01/00  1,020   1,020,349
 Wyandotte County Municipal Temporary Notes Series X
 3.30%.............................................  02/01/00  1,263   1,262,932
                                                                     -----------
                                                                       2,283,281
                                                                     -----------
KENTUCKY--6.7%
 City of Maysville Solid Waste Disposal Facilities RB (Inland
  Container Corporation Project) AMT (P-1)
 3.50%.............................................  06/14/99  5,165   5,165,000
 City of Wilder Industrial Building RB (Saratoga Investments Limited
  Partnerships) DN (Fifth Third Bank LOC)**
 4.10%.............................................  05/07/99  1,700   1,700,000
 Elsmere IDRB (International Mold Steel, Incorporated Project) AMT
  (Star Banc Corporation LOC)**
 4.12%.............................................  05/07/99  1,885   1,885,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- -----------
KENTUCKY (continued)
 Kentucky Housing Corporation Revenue Notes Series C AMT
 3.20%............................................  12/31/99 $ 2,000 $ 2,000,000
 Kentucky Interlocal School Transportation Association Certificates
  of Participation TRAN (SP-1+)
 3.90%............................................  06/30/99  11,350  11,357,508
 Pulaski County Solid Waste Disposal Facilities PCRB (East Kentucky
  Power) Series B AMT (A-1+, VMIG-1)
 2.80%............................................  08/15/99   5,000   5,000,000
                                                                     -----------
                                                                      27,107,508
                                                                     -----------
MARYLAND--4.1%
 Maryland State Economic Development Corporation RB (Atlantic
  Pharmaceutical Services Incorporated) AMT (FNB Maryland LOC) (A-
  1)**
 3.80%............................................  05/07/99   5,225   5,225,000
 Maryland State Health & Higher Education Authority RB (Doctors
  Community Hospital) Series 1997 DN (FNB Maryland LOC) (A-1)**
 3.65%............................................  05/07/99   2,000   2,000,000
 Montgomery County Economic Development RB (Brooke Grove Foundation
  Inc.) DN (FNB Maryland LOC) (A-1)**
 3.65%............................................  05/07/99   2,500   2,500,000
 Ocean County RB (Harrison Inn Fifty-Eight Limited Partnership
  Facility) AMT (FNB Maryland LOC) (A-1)**
 3.85%............................................  05/07/99   4,760   4,760,000
 Wicomico County Economic Development RB (Plymouth Tube Company
  Project) AMT (Banc One N.A. LOC) (VMIG-1)**
 4.20%............................................  05/07/99   2,000   2,000,000
                                                                     -----------
                                                                      16,485,000
                                                                     -----------
MASSACHUSETTS--1.0%
 Massachusetts Bay Transportation Authority General Transportation
  RB Series 1984 (State Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
 2.85%............................................  09/01/99   2,000   2,000,655
 Massachusetts Housing Finance Agency Development Bonds Trust
  Receipts Series 1998B DN (Bank of New York LOC) (A-1+, VMIG-1)**
 4.10%............................................  05/07/99   2,000   2,000,000
                                                                     -----------
                                                                       4,000,655
                                                                     -----------

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- -----------
MICHIGAN--1.2%
 Crawford Ausable School District State Aid GO
 3.70%............................................  10/25/99 $ 1,900 $ 1,904,946
 Michigan Municipal Bond Authority Revenue Notes Series D-2 (Bank of
  Nova Scotia LOC) (SP-1+)
 4.25%............................................  08/27/99   3,000   3,006,265
                                                                     -----------
                                                                       4,911,211
                                                                     -----------
MINNESOTA--5.6%
 Minneapolis GO Series 1995B DN (Bayerische Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 3.90%............................................  05/07/99   3,300   3,300,000
 Minneapolis GO Series 1999A DN (Bayerische Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 3.90%............................................  05/07/99  17,000  17,000,000
 Minnesota Agricultural Economic Development Authority (Como
  Partnership Project) AMT (First Bank Systems, N.A. LOC)**
 4.35%............................................   05/0799   2,405   2,405,000
                                                                     -----------
                                                                      22,705,000
                                                                     -----------
MISSOURI--3.2%
 Maries County IDA Solid Waste Management RB (Kingsford Products
  Company Project) AMT (Wachovia Bank N.A. LOC) (A-1)**
 4.15%............................................  05/07/99  13,000  13,000,000
                                                                     -----------
MONTANA--1.0%
 Montana GO TRAN (SP-1+, MIG-1)
 3.50%............................................  06/30/99   4,000   4,004,784
                                                                     -----------
NEW HAMPSHIRE--0.4%
 New Hampshire State Business Finance Authority IDRB (Felton Brush
  Incorporated Project) AMT (Key Bank N.A. LOC)**
 4.15%............................................  05/07/99      45      45,000
 New Hampshire State Housing Finance Authority Multifamily RB
  (Countryside L.P. Project) AMT (General Electric Capital
  Corporation LOC) (VMIG-1)**
 4.05%............................................  05/07/99   1,600   1,600,000
                                                                     -----------
                                                                       1,645,000
                                                                     -----------

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
NEW JERSEY--7.2%
 Burlington County GO
 5.20%..............................................  10/01/99 $  300 $  302,603
 Carlstadt BAN
 3.35%..............................................  03/29/00  1,945  1,948,425
 Cranford Township BAN
 3.625%.............................................  01/18/00  2,000  2,007,025
 Essex County Improvement Authority BAN
  (MIG-1)
 3.50%..............................................  03/31/00  2,000  2,006,206
 New Jersey Economic Development Authority RB (Danic Urban Renewal
  Project) Series 1985 DN (Rabo Bank Nederland LOC) (P-1)**
 3.55%..............................................  05/07/99  1,000  1,000,000
 New Jersey Economic Development Authority RB (Facile Holdings
  Incorporated Project) AMT (First Union Bank LOC)**
 3.85%..............................................  05/07/99  2,180  2,180,000
 New Jersey Economic Development Authority RB (Jersey Juice
  Incorporated Project) Series 1998 AMT (First Union Bank LOC)**
 3.90%..............................................  05/07/99    400    400,000
 New Jersey Economic Development Authority RB (Jewish Community
  Foundation of Metro West Incorporated Project) Series 1998 DN
  (First Union Bank LOC)**
 3.80%..............................................  05/07/99  5,400  5,400,000
 New Jersey Economic Development Authority RB (Winchester Gardens
  Ward Homestead Project) DN (Banque Paribas LOC) (VMIG-1)**
 3.90%..............................................  05/07/99    185    185,000
 New Jersey Health Care Facilities Authority RB (Virtua Health
  Project) (FSA Insurance)
 4.00%..............................................  07/01/99  2,665  2,669,606
 Pequannock Township BAN
 3.25%..............................................  12/03/99  3,865  3,869,426
 Salem County Pollution Control Finance Authority (Atlantic City
  Electric Company) Series 1997A DN (MBIA Insurance) (A-1+, VMIG-1)**
 3.75%..............................................  05/07/99  1,200  1,200,000
 Seaside Heights BAN
 3.60%..............................................  02/18/00  2,000  2,009,192

                                                     Maturity  Par
Investments in Securities                              Date   (000)     Value
-------------------------                            -------- ------ -----------
 South Jersey Transportation Authority Subordinated BAN Series 1998
  (SP-1+, MIG-1)
 2.95%.............................................  11/03/99 $3,000 $ 3,000,000
 West Orange BAN
 3.25%.............................................  11/16/99  1,000   1,001,482
                                                                     -----------
                                                                      29,178,965
                                                                     -----------
NEW MEXICO--0.5%
 New Mexico TRAN (SP-1+, MIG-1)
 3.75%.............................................  06/30/99  2,000   2,002,495
                                                                     -----------
NEW YORK--0.1%
 New York State Housing Finance Agency Service Contract Obligation
  RB Series 1998A DN (Commerzbank LOC) (A-1+, VMIG-1)**
 3.85%.............................................  05/07/99    200     200,000
                                                                     -----------
NORTH CAROLINA--0.4%
 Washington County Industrial Facilities PCRB (Mackeys Ferry Sawmill
  Incorporated Project) AMT (Wachovia Bank LOC)**
 4.05%.............................................  05/07/99  1,700   1,700,000
                                                                     -----------
NORTH DAKOTA--1.1%
 Mercer County Solid Waste Disposal RB (United Power Association
  Project) Series U AMT (A-1+, P-1)
 3.05%.............................................  06/01/99  3,500   3,500,000
 North Dakota State Housing Finance Authority Home Mortgage RB
  Series C AMT (FGIC Insurance) (A-1+, VMIG-1)
 3.20%.............................................  04/01/00  1,000   1,000,000
                                                                     -----------
                                                                       4,500,000
                                                                     -----------
OHIO--12.7%
 Beachwood BAN
 3.20%.............................................  03/02/00  2,000   2,003,396
 Brooklyn IDRB (Dylon Industries Inc. Project) AMT (Key Bank N.A.
  LOC)**
 4.15%.............................................  05/07/99  1,155   1,155,000
 City of Allen BAN
 3.35%.............................................  04/13/00  2,020   2,022,785
 City of Newark BAN
 3.30%.............................................  09/10/99  1,716   1,717,506
 Clermont County Health Facilities Authority RB (Mercy Health System
  Project) Series 1993A DN (Credit Suisse LOC) (VMIG-1)**
 3.95%.............................................  05/07/99  3,900   3,900,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
OHIO (Continued)
 City of Cleveland Airport System RB Series 1997D AMT (Toronto
  Dominion LOC)(VMIG-1)**
 3.95%..............................................  05/07/99 $3,000 $3,000,000
 Cuyahoga County IDRB (Cleveland Gear Company, Incorporated Project)
  Series 1998 AMT (Key Bank N.A. LOC)**
 4.15%..............................................  05/07/99  2,900  2,900,000
 Erie County IDRB (Brighton Manor Company Project) AMT (Banc One N.A.
  LOC)**
 4.15%..............................................  05/07/99  3,040  3,040,000
 Gates Mills Village BAN
 3.90%..............................................  06/15/99  3,900  3,900,740
 Green County Certificates of Indebtedness Series B
 3.15%..............................................  09/09/99  1,030  1,030,791
 Medina County Health Care Facilities RB (The Oaks At Medina Project)
  Series 1997B DN (Banc One N.A. LOC)**
 4.05%..............................................  05/07/99  3,200  3,200,000
 Ohio Air Quality Development Authority PCRB (Pennsylvania Power
  Company Project) AMT (NBD Bank Corp LOC) (A-1+)**
 4.05%..............................................  05/07/99  2,200  2,200,000
 Ohio Air Quality Development Authority PCRB (The Timken Company
  Project) Series 1999 DN (Banc One N.A. LOC) (A-1+, P-1)**
 4.00%..............................................  05/07/99  2,000  2,000,000
 Ohio Air Quality Development Authority PCRB (Timken Company Project)
  Series 1992 DN (Credit Suisse LOC) (A-1+, P-1)**
 4.00%..............................................  05/07/99  1,600  1,600,000
 Ohio State Higher Educational Facilities RB (Pooled Financing
  Program) Series 1996 DN (Fifth Third Bank LOC)**
 4.05%..............................................  05/07/99  1,765  1,765,000
 Ohio Water Authority Solid Waste Disposal RB (American Steel & Wire
  Corporation Project) AMT (Bank America LOC) (A-1)**
 4.15%..............................................  05/07/99  8,100  8,100,000
 Ohio Water Development Authority PCRB (Cleveland Electric
  Illuminating Company) Series 1997B DN (Banc One N.A. LOC) (A-1+, P-
  1)**
 4.00%..............................................  05/07/99  1,000  1,000,000

                                                     Maturity  Par
Investments in Securities                              Date   (000)     Value
-------------------------                            -------- ------ -----------
 Ohio Water Development Revenue Refunding Bonds (Timken Company
  Project) Series A DN (Credit Suisse LOC) (A-1+, P-1)**
 4.00%.............................................  05/07/99 $1,800 $ 1,800,000
 Sycamore Community School District BAN
 4.20%.............................................  06/29/99  2,000   2,003,670
 Toledo Special Assessment GO Notes RB DN (Canadian Imperial Bank
  LOC) (VMIG-1)**
 4.00%.............................................  05/07/99  2,900   2,900,000
                                                                     -----------
                                                                      51,238,888
                                                                     -----------
OREGON--1.1%
 Oregon State Department General Service Certificates of
  Participation (Escrowed in U.S. Treasuries LOC)
 7.20%.............................................  01/15/00  2,000   2,088,342
 Portland Multifamily Housing RB (Village of Lovejoy Fountain) AMT
  (Key Bank N.A. LOC) (A-1)**
 4.05%.............................................  05/07/99  2,400   2,400,000
                                                                     -----------
                                                                       4,488,342
                                                                     -----------
RHODE ISLAND--0.4%
 Rhode Island Housing & Mortgage Finance Corporation Homeownership
  Opportunity Bonds Series 24-B AMT (A-1+, VMIG-1)
 3.15%.............................................  12/15/99  1,700   1,700,000
                                                                     -----------
SOUTH CAROLINA--0.5%
 Piedmont Municipal Power Agency Electric RB 1997C Refunding Series
  DN (Credit Suisse LOC) (A-1+, VMIG-1)**
 3.95%.............................................  05/07/99    100     100,000
 Piedmont Municipal Power Agency Electric Refunding RB Series B DN
  (Credit Suisse LOC) (A-1+, VMIG-1)**
 4.00%.............................................  05/07/99    900     900,000
 Rock Hill Utility Systems RB (Escrowed in U.S. Treasuries LOC)
 6.75%.............................................  01/01/00  1,000   1,039,176
                                                                     -----------
                                                                       2,039,176
                                                                     -----------
TENNESSEE--1.1%
 City of Jackson IDRB (Quadion Corporation Project) AMT (First Bank
  Systems, N.A. LOC) (A-1)**
 4.15%.............................................  05/07/99  3,400   3,400,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
TENNESSEE (Continued)
 Giles County GO Bonds (FSA Insurance)
 3.15%..............................................  08/01/99 $1,085 $1,085,000
                                                                      ----------
                                                                       4,485,000
                                                                      ----------
TEXAS--3.3%
 City of Haltom IDRB (Molded Products Company Project) Series 1995
  AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 4.02%..............................................  05/07/99  3,300  3,300,000
 Montgomery County IDRB (Sawyer Research Products Incorporated) AMT
  (Key Bank N.A. LOC)**
 4.15%..............................................  05/07/99  1,800  1,800,000
 Port Arthur Navigation District Environmental Facilities RB (Star
  Enterprise Project) AMT (A-1+)
 3.20%..............................................  07/22/99  1,750  1,750,000
 Sulphur Springs IDRB (CMH Manufacturing Incorporated Project) AMT
  (Wachovia Bank LOC)**
 4.10%..............................................  05/07/99  4,030  4,030,000
 Texas TRAN (SP-1+, MIG-1)
 4.50%..............................................  08/31/99  2,500  2,512,982
                                                                      ----------
                                                                      13,392,982
                                                                      ----------
UTAH--0.9%
 Utah County Environmental Improvement RB (USX Corporation Project)
  (Wachovia Bank LOC) (A-1+, VMIG-1)
 3.00%..............................................  06/01/99  3,500  3,500,000
                                                                      ----------
VIRGINIA--2.3%
 Chesterfield County IDA RB (Lumberg, Incorporated Project) Series
  1998 AMT (Bank America LOC) (A-1+)**
 4.10%..............................................  05/07/99    700    700,000
 Metropolitan Washington D.C. Airports Authority (Virginia Passenger
  Facility) Flexible Term Revenue Notes AMT (Bank America LOC) (A-1)
 3.30%..............................................  06/11/99  1,500  1,500,000
 3.35%..............................................  07/22/99  6,900  6,900,000
                                                                      ----------
                                                                       9,100,000
                                                                      ----------

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
WASHINGTON--0.6%
 Pilchuck Public Development Corporation RB (Holden-McDaniels
  Partners, Project) AMT (Key Bank N.A. LOC)**
 4.15%..............................................  05/07/99 $2,170 $2,170,000
                                                                      ----------
WEST VIRGINIA--0.9%
 West Virginia Economic Development Authority IDRB (North American
  Processing Company Project) AMT (National City Bank LOC)**
 4.15%..............................................  05/07/99  2,670  2,670,000
 West Virginia State Building Commission Lease RB (West Virginia
  Regional Jail Project) Series A (AMBAC Insurance)
 4.50%..............................................  07/01/99  1,000  1,001,381
                                                                      ----------
                                                                       3,671,381
                                                                      ----------
WISCONSIN--2.1%
 Lodi School District TRAN
 3.50%..............................................  10/27/99  3,400  3,403,221
 Stevens Point RB (Consolidated Paper Company Project) AMT (Wachovia
  Bank LOC)**
 4.10%..............................................  05/07/99  5,000  5,000,000
                                                                      ----------
                                                                       8,403,221
                                                                      ----------
WYOMING--1.2%
 Carbon County PCRB (Amoco Company Project) (A-1+)
 3.00%..............................................  05/01/99  4,800  4,800,000
                                                                      ----------

                               MuniCash Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

                                                     Maturity  Par
Investments in Securities                              Date   (000)    Value
-------------------------                            -------- ----- ------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $408,114,097*)..............................   101.2%        $408,114,097
LIABILITIES IN EXCESS OF OTHER ASSETS..............    (1.2)          (4,769,265)
                                                      -----         ------------
NET ASSETS (Equivalent to $1.00 per share based on
 294,603,921 MuniCash Shares and 108,894,574
 MuniCash Dollar Shares outstanding)...............   100.0%        $403,344,832
                                                      =====         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
($403,344,832 + 403,498,495).......................                        $1.00
                                                                    ============

--------
 * Aggregate cost for federal income tax purposes is substantially the same. Market value of securities subject to federal alternative minimum tax is 46.82% of the total market value.
** Variable rate demand note--the interest rate shown is as of April 30, 1999, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owned can be recovered through demand.
The Moody's Investor's Service, Inc. and Standard & Poor's Ratings Group ratings indicated are believed to be the most recent ratings available at April 30, 1999.

                               MuniCash Portfolio
                         Maturity Schedule of Portfolio
                                 April 30, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $264,099,000                                          64.8%
     31-60 Days                       25,410,000                                           6.2%
     61-90 Days                       45,615,000                                          11.2%
    91-120 Days                       20,085,000                                           4.9%
   121-150 Days                        7,246,000                                           1.8%
  Over 150 Days                       45,412,500                                          11.1%

                       Average Weighted Maturity--51 days


Investment Abbreviations:

 AMT  Alternative Minimum Tax
 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 IDA  Industrial Development Authority
 IDRB Industrial Development Revenue Bond
 LOC  Letter of Credit
 PCRB Pollution Control Revenue Bond
 RB   Revenue Bond
 TAN  Tax Anticipation Note
 TRAN Tax and Revenue Anticipation Note

                         Provident Institutional Funds
                             California Money Fund
                            Statement of Net Assets
                                 April 30, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
CALIFORNIA--87.3%
 ABAG Finance Authority Certificates of Participation (Lucile Salter
  Packard Childrens Hospital)DN (AMBAC Insurance) (A-1+, VMIG-1)**
 3.85%..............................................  05/07/99 $3,800 $3,800,000
 Alameda-Contra Costa Schools Financing Authority Certificates of
  Participation (Capital Improvement Financing Projects) Series 1997C
  DN (National Westminster LOC) (A-1+)**
 3.95%..............................................  05/07/99    100    100,000
 California Health Facilities Financing Authority (Adventist Health
  System West-Sutter Health) Series 1991B DN (Toronto Dominion LOC)
  (A-1+, VMIG-1)**
 3.85%..............................................  05/07/99  2,000  2,000,000
 California Health Facilities Financing Authority (Catholic
  Healthcare West) Series 1988C DN (MBIA Insurance) (A-1+, VMIG-1)**
 3.90%..............................................  05/07/99  2,200  2,200,000
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1985B DN (Morgan Guaranty LOC) (A-1+, VMIG-1)**
 3.95%..............................................  05/07/99  3,600  3,600,000
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1987A DN (FGIC Insurance) (VMIG-1)**
 3.90%..............................................  05/07/99    100    100,000
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1990A DN (A-1+, VMIG-1)**
 3.95%..............................................  05/07/99  5,000  5,000,000
 California Health Facilities Financing Authority (Scripps Memorial
  Hospital) Series 1985B DN (MBIA Insurance) (A-1+, VMIG-1)**
 3.85%..............................................  05/07/99  2,800  2,800,000
 California Health Facilities Financing Authority RB (Catholic Health
  Care) Series C DN (A-1+, VMIG-1)**
 3.95%..............................................  05/07/99  4,000  4,000,000
 California Health Facilities Financing Authority RB (St. Francis
  Catholic Healthcare) Series C DN (MBIA Insurance) (A-1+, VMIG-1)**
 3.95%..............................................  05/07/99  1,000  1,000,000
 California Municipal Trust Certificates GO DN (Banc One N.A. LOC)
  (SP-1+, MIG-1)**
 4.01%..............................................  05/07/99 20,545 20,545,000

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
 California Pollution Control Financing Authority (Pacific Gas &
  Electric) Series 1996E DN (Morgan Guaranty LOC) (A-1+)**
 4.30%..............................................  05/01/99 $  500 $  500,000
 California Pollution Control Financing Authority PCRB (Southern
  California Edison Company) (A-1, P-1)
 2.75%..............................................  09/07/99  2,000  2,000,000
 California Pollution Control Financing Authority PCRB (Southern
  California Edison Company) Series B DN (National Westminster LOC)
  (A-1+, P-1)**
 4.35%..............................................  05/01/99  3,050  3,050,000
 California Pollution Control Financing Authority PCRB (Southern
  California Edison Company) Series 1986D DN (A-1+, VMIG-1)**
 4.35%..............................................  05/01/99  1,200  1,200,000
 California RAN (SP-1+, MIG-1)
 4.00%..............................................  06/30/99 18,700 18,725,858
 California School Facilities Financing Corporation (Capital
  Improvement Project) Series B DN (Bayerische Landesbank
  Girozentrale LOC) (VMIG-1)**
 3.90%..............................................  05/07/99 18,700 18,700,000
 California Statewide Communities Development Authority Certificates
  of Participation (Covenant Retirement Communities, Inc.) DN (ABN-
  AMRO Bank N.V. LOC) (A-1+, VMIG-1)**
 4.00%..............................................  05/07/99  7,700  7,700,000
 California Statewide Communities Development Authority Certificates
  of Participation (St. Joseph Health System) DN (A-1+, VMIG-1)**
 3.85%..............................................  05/07/99  5,000  5,000,000
 California Trust Receipts Series 58 DN (FGIC Insurance) (SP-1+, MIG-
  1)**
 3.90%..............................................  05/07/99 11,065 11,065,000
 City of Stockton IDRB (La Quinta Motor Inns) DN (NationsBank LOC)**
 4.05%..............................................  05/07/99  1,070  1,070,000
 Contra Costa Multifamily Housing RB (Lakeshore Apartments) Series
  1992C DN (Federal National Mortgage Association) (A-1+)**
 3.70%..............................................  05/07/99  4,000  4,000,000

                             California Money Fund
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
CALIFORNIA (Continued)
 Corona Multifamily Housing RB (Country Hills Apartment Project)
  Series 1995A DN (Bank America LOC) (A-1)**
 3.95%..............................................  05/07/99 $6,685 $6,685,000
 Eastern Municipal Water District Facilities Corporation Certificates
  of Participation (Riverside County Project) DN (FGIC Insurance) (A-
  1+, VMIG-1)**
 3.95%..............................................  05/07/99  4,200  4,200,000
 Foothill Eastern Corridor Agency (California Toll Road Project)
  Series D DN (Morgan Guaranty LOC) (A-1+)**
 3.95%..............................................  05/07/99  1,400  1,400,000
 Fremont Multifamily Housing Bonds (Creekside Village Apartments)
  Series D DN (Kredietbank LOC) (VMIG-1)**
 3.80%..............................................  05/07/99  4,000  4,000,000
 Golden Empire Schools Financing Authority (Kern High School District
  Project) Series A DN (Canadian Imperial Bank LOC) (A-1+)**
 4.00%..............................................  05/07/99 15,055 15,055,000
 Golden Empire Schools Financing Authority (Kern High School District
  Project) Series B DN (National Westminster LOC) (A-1+)**
 4.00%..............................................  05/07/99 18,500 18,500,000
 Hayward Multifamily Housing Bonds (Shorewood Apartment Project)
  Series A DN (FGIC Insurance)(VMIG-1)**
 3.90%..............................................  05/07/99  6,000  6,000,000
 Kern County Certificates of Participation (Kern Public Facilities
  Project) Series B DN (UBS LOC) (VMIG-1)**
 3.85%..............................................  05/07/99  4,000  4,000,000
 Los Angeles Convention & Exposition Center Authority Lease RB Series
  D DN (Bank of New York LOC) (A-1+, VMIG-1)**
 4.10%..............................................  05/07/99  3,025  3,025,000
 Los Angeles County Asset Lease RB TECP Notes (Westdeutsche
  Landesbank Girozentrale LOC)
  (A-1+, P-1)
 2.85%..............................................  06/10/99 16,650 16,650,000
 Los Angeles County Metropolitan Transportation Authority Second
  Subordinate Sales Tax Revenue Notes Series A DN (MBIA Insurance)
  (A-1+)**
 3.90%..............................................  05/07/99  7,000  7,000,000

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
 Los Angeles County Multifamily Housing RB (Malibu Meadows Project)
  Series 1998B DN (Federal National Mortgage Association) (A-1+)**
 3.90%..............................................  05/07/99 $3,000 $3,000,000
 Los Angeles County Pension Obligation Revenue Refunding Bonds Series
  C DN (Bank of Nova Scotia LOC) (A-1+, VMIG-1)**
 3.80%..............................................  05/07/99  1,500  1,500,000
 Los Angeles County TRAN (SP-1+, MIG-1)
 4.50%..............................................  06/30/99 31,000 31,040,727
 Los Angeles County Transportation Commission Sales Tax Revenue
  Refunding Bonds Series 1992 DN (FGIC Insurance) (A-1+, VMIG-1)**
 3.80%..............................................  05/07/99 16,300 16,300,000
 Los Angeles Department of Water & Power TECP (Toronto Dominion LOC)
  (A-1+, P-1)
 2.75%..............................................  05/17/99  2,000  2,000,000
 Los Angeles Metropolitan Transportation Authority TECP (National
  Westminster LOC)
 2.40%..............................................  05/12/99  5,300  5,300,000
 Los Angeles Multifamily Housing Redevelopment Agency RB (Promenade
  Towers Project) DN (Barclays Bank LOC) (VMIG-1)**
 4.00%..............................................  05/07/99  3,200  3,200,000
 Los Angeles Unified School District TRAN Series 1998-1999 (SP-1+,
  MIG-1)
 4.50%..............................................  07/01/99  9,000  9,012,636
 Metropolitan Water District of Southern California Series A DN (ABN-
  AMRO Bank N.V. LOC) (A-1+, VMIG-1)**
 3.90%..............................................  05/07/99  1,900  1,900,000
 Metropolitan Water District of Southern California Series B TECP
  (Westdeutsche Landesbank Girozentrale LOC) (A-1+, P-1)
 3.00%..............................................  05/19/99  5,000  5,000,000
 2.95%..............................................  06/07/99 15,000 15,000,000
 Oakland Certificates of Participation (Capital Improvement Project)
  DN (National Westminster LOC)**
 4.00%..............................................  05/07/99  6,800  6,800,000
 Ontario Multifamily RB (Residential Park Center) DN (Royal Bank of
  Canada LOC) (VMIG-1)**
 3.35%..............................................  05/07/99  9,900  9,900,000

                             California Money Fund
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                      Maturity  Par
Investments in Securities                               Date   (000)    Value
-------------------------                             -------- ------ ----------
CALIFORNIA (Continued)
 Pomona Redevelopment Agency Multifamily RB Series A DN (Federal
  National Mortgage Association) (A-1+)**
 3.85%..............................................  05/07/99 $2,400 $2,400,000
 Redlands City Multifamily Revenue Refunding Bonds (Parkview Terrace
  Project) Series 1991A DN (Bank America LOC) (VMIG-1)**
 3.95%..............................................  05/07/99  3,000  3,000,000
 Regents of the University of California Series A TECP (Bank America
  LOC) (A-1+, P-1)
 3.50%..............................................  05/14/99  5,000  5,000,000
 Riverside County Certificates of Participation (Riverside County
  Public Facility) Series 1985A DN (Commerzbank LOC) (A-1+, VMIG-1)**
 3.90%..............................................  05/07/99  6,700  6,700,000
 Riverside County Certificates of Participation (Riverside County
  Public Facility) Series 1985D DN (Commerzbank LOC)(A-1+)**
 3.90%..............................................  05/07/99  4,080  4,080,000
 Rohnert Park Multifamily Housing Bonds (Crossbrook Apartments)
  Series A DN (Federal National Mortgage Association) (A-1+)**
 3.85%..............................................  05/07/99  2,500  2,500,000
 San Diego County Water Authority Series A TECP (Bayerische
  Landesbank Girozentrale LOC) (A-1, P-1)
 2.80%..............................................  06/09/99  6,600  6,600,000
 San Diego Multifamily Housing RB (University Tour Center Apartments
  Project) DN (Bank America LOC) (A-1, VMIG-1)**
 3.45%..............................................  05/07/99  4,000  4,000,000
 San Diego Multifamily Housing RB Series A DN (Fifth Third Bank LOC)
  (A-1+)**
 3.80%..............................................  05/07/99  4,100  4,100,000
 San Diego Multifamily Mortgage RB DN (Commerzbank LOC) (A-1+)**
 3.35%..............................................  05/07/99  5,730  5,730,000
 San Francisco City & County Housing Authority Multifamily Housing RB
  (Winterland Project) Series 1985C DN (Citibank LOC) (A-1+, VMIG-
  1)**
 3.80%..............................................  05/07/99  4,800  4,800,000

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- -----------
 San Francisco City & County Redevelopment Agency Multifamily
  Housing RB (South Harbor Project) DN (VMIG-1)**
 3.70%............................................  05/07/99 $13,300 $13,300,000
 San Francisco Various Purpose Unlimited Tax GO RB Series A (Societe
  Generale LOC) (A-1, P-1)
 2.85%............................................  05/27/99   8,000   8,000,000
 San Jose Multifamily Housing Bonds (Fairway Glen Project) Series A
  DN (FGIC Insurance) (A-1+, VMIG-1)**
 3.90%............................................  05/07/99   4,980   4,980,000
 San Jose Multifamily Housing Bonds (Timberwood Apartments Project)
  Series 1995A DN (Wells Fargo Bank LOC) (VMIG-1)**
 4.00%............................................  05/07/99   4,065   4,065,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency (San Juan
  Project) Subordinate Lien RB Series 1995B DN (AMBAC Insurance) (A-
  1+, VMIG-1)**
 3.80%............................................  05/07/99  11,000  11,000,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency (San Juan
  Project) Subordinate Lien RB Series 1997E DN (National Westminster
  LOC) (A-1+, VMIG-1)**
 3.80%............................................  05/07/99  23,300  23,300,000
 Santa Clara Electric RB Series A DN (National Westminster LOC)
  (VMIG-1)**
 3.90%............................................  05/07/99   1,040   1,040,000
 Santa Clara Financing Authority Lease Revenue Refunding Bonds (VMC
  Facilities Replacement Project) Series B DN (UBS LOC) (A-1, VMIG-
  1)**
 3.85%............................................  05/07/99   6,500   6,500,000
 Santa Clara Multifamily Housing Bonds (Fox Chase Project) DN (FGIC
  Insurance) (A-1+, VMIG-1)**
 3.90%............................................  05/07/99   4,700   4,700,000
 Solano County TRAN Series B (Teeter Plan Notes) (MIG-1)
 3.50%............................................  12/15/99   5,000   5,016,678
 Southeast California Lease Revenue Refunding Bonds (Resource
  Recovery Facility Authority) DN Bayerische Landesbank Girozentrale
  LOC) (A-1, VMIG-1)**
 3.90%............................................  05/07/99   1,000   1,000,000

                             California Money Fund
                      Statement of Net Assets (Continued)
-------------------------------------------------------------------------------

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- ------------
CALIFORNIA (Continued)
 Southern California Public Power Authority Subordinated Refunding
  RB (Palo Verde Project) Series 1996C DN (AMBAC Insurance) (A-1,
  VMIG-1)**
 3.80%............................................  05/07/99 $ 5,000 $  5,000,000
 Southern California Public Power Authority Subordinated Refunding
  RB (Southern Transmission Project) Series B DN (FSA Insurance) (A-
  1+, VMIG-1)**
 3.80%............................................  05/07/99  18,000   18,000,000
 Union City Multifamily Housing Bonds (Skylark Apartments Project)
  Series B DN (Bank America LOC)**
 3.75%............................................  05/07/99   9,590    9,590,000
 Vallecitos Water District Certificates of Participation (Twin Oaks
  Reservoir Project) DN (Credit Locale de France LOC) (A-1+, VMIG-
  1)**
 3.90%............................................  05/07/99   2,700    2,700,000
 Watereuse Finance Authority RB Series 1998 DN (FSA Insurance) (A-
  1+)**
 4.00%............................................  05/07/99  31,100   31,100,000
                                                                     ------------
                                                                      512,825,899
                                                                     ------------
GUAM--0.5%
 Guam Power Authority TECP (Kredietbank LOC) (A-1+, P-1)
 3.05%............................................  06/17/99   3,000    3,000,000
                                                                     ------------
PUERTO RICO--11.8%
 Commonwealth of Puerto Rico TRAN (SP-1+, MIG-1)
 3.50%............................................  07/30/99  14,000   14,016,920
 Puerto Rico Government Development Bank Series 1985 DN (Credit
  Suisse LOC) (A-1+, VMIG-1)**
 3.80%............................................  05/07/99   3,750    3,750,000
 Puerto Rico Government Development Bank TECP (A-1+)
 2.85%............................................  05/04/99   8,258    8,258,000
 2.80%............................................  05/06/99  10,000   10,000,000
 2.80%............................................  05/07/99   7,000    7,000,000
 2.95%............................................  05/11/99   1,000    1,000,000
 2.80%............................................  05/30/99   5,100    5,100,000
 3.00%............................................  06/08/99   2,400    2,400,000

                                                      Maturity  Par
Investments in Securities                               Date   (000)     Value
-------------------------                             -------- ------ -----------
 Puerto Rico Highway & Transporation Authority Highway RB Series X DN
  (Landesbank Hessen-Thuringen LOC) (A-1+, VMIG-1)**
 3.80%..............................................  05/07/99 $  400 $   400,000
 Puerto Rico Highway & Transportation Authority RB Series 1998A DN
  (AMBAC Insurance) (A-1+, VMIG-1)**
 3.90%..............................................  05/07/99  6,000   6,000,000
 Puerto Rico Industrial Medical Higher Education & Environmental
  Pollution Control Facilities Authority (Ana G. Mendez Education
  Foundation Project) DN (Bank of Tokyo-Mitsubishi LOC) (A-1+)**
 4.05%..............................................  05/07/99  2,200   2,200,000
 Puerto Rico Industrial Tourist Education Medical & Environmental
  Control Financing Authority (Ana G. Mendez University System
  Project) DN (Banco de Santander LOC) (A-1+)**
 3.95%..............................................  05/07/99  9,200   9,200,000
                                                                      -----------
                                                                       69,324,920
                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES
 (Cost
  $585,150,819*).   99.6%  585,150,819
OTHER ASSETS
 IN EXCESS OF
 LIABILITIES..       0.4     2,391,853
                   -----  ------------
NET ASSETS
 (Equivalent
 to $1.00 per
 share based
 on
 574,854,449
 California
 Money Shares
 and
 12,823,762
 California
 Dollar Shares
 outstanding).     100.0% $587,542,672
                   =====  ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($587,542,672 / 587,678,211)........................................      $1.00
                                                                           =====

--------
 * Aggregate cost for federal income tax purposes is substantially the same. ** Variable rate demand note--the interest rate shown is as of April 30, 1999, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owned can be recovered through demand.

The Moody's Investor's Service, Inc. and Standard & Poor's Ratings Group ratings indicated are believed to be the most recent ratings available at April 30, 1999.

                             California Money Fund
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------



                             California Money Fund
                         Maturity Schedule of Portfolio
                                 April 30, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $461,688,000                                          78.9%
     31-60 Days                       43,650,000                                           7.5%
     61-90 Days                       58,700,000                                          10.0%
    91-120 Days                       14,000,000                                           2.4%
   121-150 Days                        2,000,000                                           0.3%
  Over 150 Days                        5,000,000                                           0.9%

                       Average Weighted Maturity--20 days


Investment Abbreviations:

 DN   Demand Note (Variable Rate)
 GO   General Obligation
 IDRB Industrial Development Revenue Bond
 LOC  Letter of Credit
 PCRB Pollution Control Revenue Bond
 RAN  Revenue Anticipation Note
 RB   Revenue Bond
 TECP Tax-Exempt Commercial Paper
 TRAN Tax and Revenue Anticipation Note

                         Provident Institutional Funds
                            Statements of Operations
                                  (Unaudited)

                                                      Federal Trust Treasury Trust                            California
                            FedFund        T-Fund         Fund           Fund        MuniFund     MuniCash    Money Fund
                          Portfolio/1/  Portfolio/1/  Portfolio/1/   Portfolio/1/  Portfolio/2/ Portfolio/2/ Portfolio/3/
                          ------------  ------------  ------------- -------------- ------------ ------------ ------------
Investment Income:
 Interest income........  $25,045,284   $87,431,962    $7,622,792    $31,072,782    $8,252,013   $6,859,906   $4,553,314
                          -----------   -----------    ----------    -----------    ----------   ----------   ----------
Expenses:
 Investment advisory
  fee...................      607,312     2,159,484       187,029        826,160       477,848      380,019      342,555
 Administration fee.....      607,312     2,159,484       187,029        826,160       477,848      380,019      342,555
 Custodian fee..........       93,620       207,339        37,461        110,096        56,529       49,950       35,906
 Transfer agent fee.....       39,893       101,936        14,740         45,438        38,632       22,228       13,652
 Trustees' fees and
  expenses..............       13,308        22,238        11,030         14,764        14,566       18,584       10,182
 Registration fees and
  expenses..............       10,697         8,598         8,262         12,277        11,988        8,813          750
 Legal fees.............        9,950        16,670         8,346          9,958         8,281       10,064       13,170
 Audit fees.............        5,972        21,574         2,217          8,132         8,280        8,235        9,184
 Printing...............        3,125         8,122           770          3,088         2,671        2,974        4,523
 Other..................       12,935        26,958         4,255         12,602         5,535        2,143        1,865
                          -----------   -----------    ----------    -----------    ----------   ----------   ----------
                            1,404,124     4,732,403       461,139      1,868,675     1,102,178      883,029      774,342
Service Organization
 fees--Dollar Shares....       39,083       894,511        44,352        578,127        57,218      113,736       47,773
                          -----------   -----------    ----------    -----------    ----------   ----------   ----------
Total Expenses..........    1,443,207     5,626,914       505,491      2,446,802     1,159,396      996,765      822,115
Less fees waived........     (398,291)   (1,154,480)     (151,063)      (499,796)     (556,067)    (446,565)    (430,747)
Less fees paid
 indirectly.............           --            --            --             --        (1,578)          --           --
                          -----------   -----------    ----------    -----------    ----------   ----------   ----------
                             (398,291)   (1,154,480)     (151,063)      (499,796)     (557,645)    (446,565)    (430,747)
Net expenses............    1,044,916     4,472,434       354,428      1,947,006       601,751      550,200      391,368
                          -----------   -----------    ----------    -----------    ----------   ----------   ----------
Net investment income...   24,000,368    82,959,528     7,268,364     29,125,776     7,650,262    6,309,706    4,161,946
Realized gain (loss) or
 investments:
Net realized gain (loss)
 from security
 transactions...........       35,648        (9,259)        5,057        (50,967)      (28,157)     (27,340)          --
                          -----------   -----------    ----------    -----------    ----------   ----------   ----------
Net increase in net
 assets resulting from
 operations.............  $24,036,016   $82,950,269    $7,273,421    $29,074,809    $7,622,105   $6,282,366   $4,161,946
                          ===========   ===========    ==========    ===========    ==========   ==========   ==========

/1/ For the six months ended April 30, 1999.
--------
/2/ For the five months ended April 30, 1999.
/3/ For the three months ended April 30, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                       Statements of Change in Net Assets

                                 FedFund Portfolio                 T-Fund Portfolio
                          -------------------------------- ---------------------------------
                            Six Months                       Six Months
                              Ended          Year Ended         Ended          Year Ended
                          April 30, 1999  October 31, 1998 April 30, 1999   October 31, 1998
                          --------------  ---------------- ---------------  ----------------
                           (Unaudited)                       (Unaudited)
Increase (decrease) in
 net assets:
 Operations:
  Net investment income.  $   24,000,368   $   61,815,036  $    82,959,528  $   160,796,407
  Net gain (loss) on
   investments..........          35,648           59,739           (9,259)          56,588
                          --------------   --------------  ---------------  ---------------
  Net increase in net
   assets resulting from
   operations...........      24,036,016       61,874,775       82,950,269      160,852,995
                          --------------   --------------  ---------------  ---------------
Distributions to
 shareholders:
  From net investment
   income:
   FedFund Shares.......     (23,292,622)     (59,247,442)              --               --
   FedFund Dollar
    Shares..............        (707,746)      (2,567,594)              --               --
   T-Fund Shares........              --               --      (67,066,419)    (130,717,839)
   T-Fund Dollar Shares.              --               --      (15,893,109)     (30,078,568)
                          --------------   --------------  ---------------  ---------------
    Total distributions
     to shareholders....     (24,000,368)     (61,815,036)     (82,959,528)    (160,796,407)
                          --------------   --------------  ---------------  ---------------
Capital share
 transactions (at $1 per
 share):
  Sale of shares........   3,256,910,933    6,842,819,441   18,592,657,984   30,459,048,928
  Reinvestment of
   dividends............       5,449,519       13,345,715       29,042,773       40,453,713
  Repurchase of shares..  (3,445,319,788)  (7,045,960,017) (18,676,019,544) (29,459,596,681)
                          --------------   --------------  ---------------  ---------------
  Increase (decrease) in
   net assets derived
   from capital share
   transactions.........    (182,959,336)    (189,794,861)     (54,318,787)   1,039,905,960
                          --------------   --------------  ---------------  ---------------
    Total increase
     (decrease) in net
     assets.............    (182,923,688)    (189,735,122)     (54,328,046)   1,039,962,548
Net assets:
  Beginning of period...   1,147,437,665    1,337,172,787    3,321,386,416    2,281,423,868
                          --------------   --------------  ---------------  ---------------
  End of period.........  $  964,513,977   $1,147,437,665  $ 3,267,058,370  $ 3,321,386,416
                          ==============   ==============  ===============  ===============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                       Statements of Change in Net Assets

                                   Federal Trust                  Treasury Trust
                                  Fund Portfolio                  Fund Portfolio
                          ------------------------------- --------------------------------
                            Six Months                      Six Months
                              Ended         Year Ended        Ended          Year Ended
                          April 30, 1999 October 31, 1998 April 30, 1999  October 31, 1998
                          -------------- ---------------- --------------  ----------------
                           (Unaudited)                      (Unaudited)
Increase (decrease) in
 net assets:
 Operations:
  Net investment income.   $  7,268,364   $   15,498,424  $   29,125,776   $   63,716,989
  Net gain (loss) on
   investments..........          5,057           61,366         (50,967)          79,106
                           ------------   --------------  --------------   --------------
  Net increase in net
   assets resulting from
   operations...........      7,273,421       15,559,790      29,074,809       63,796,095
                           ------------   --------------  --------------   --------------
Distributions to
 shareholders:
  From net investment
   income:
   Federal Trust Shares.     (6,475,002)     (13,571,694)             --               --
   Federal Trust Dollar
    Shares..............       (793,362)      (1,926,730)             --               --
   Treasury Trust
    Shares..............             --               --     (19,661,027)     (44,541,445)
   Treasury Trust Dollar
    Shares..............             --               --      (9,464,749)     (19,175,544)
                           ------------   --------------  --------------   --------------
    Total distributions
     to shareholders....     (7,268,364)     (15,498,424)    (29,125,776)     (63,716,989)
                           ------------   --------------  --------------   --------------
Capital share
 transactions (at $1 per
 share):
 Sale of shares.........    719,364,133    1,408,226,011   4,428,205,198    9,002,283,228
 Reinvestment of
  dividends.............        932,690        1,867,261       9,668,774       19,672,838
 Repurchase of shares...   (744,003,266)  (1,358,933,899) (4,659,077,848)  (8,576,956,809)
                           ------------   --------------  --------------   --------------
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........    (23,706,443)      51,159,373    (221,203,876)     444,999,257
                           ------------   --------------  --------------   --------------
    Total increase
     (decrease) in net
     assets.............    (23,701,386)      51,220,739    (221,254,843)     445,078,363
Net assets:
 Beginning of period....    319,213,066      267,992,327   1,563,132,708    1,118,054,345
                           ------------   --------------  --------------   --------------
 End of period..........   $295,511,680   $  319,213,066  $1,341,877,865   $1,563,132,708
                           ============   ==============  ==============   ==============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                       Statements of Change in Net Assets

                                 MuniFund Portfolio                MuniCash Portfolio
                          --------------------------------- ---------------------------------
                           Five Months                       Five Months
                              Ended          Year Ended         Ended          Year Ended
                          April 30, 1999  November 30, 1998 April 30, 1999  November 30, 1998
                          --------------  ----------------- --------------  -----------------
                           (Unaudited)                        (Unaudited)
Increase (decrease) in
 net assets:
 Operations:
  Net investment income.  $    7,650,262   $   19,543,173   $    6,309,706   $   19,198,090
  Net gain (loss) on
   investments..........         (28,157)         (28,931)         (27,340)          22,258
                          --------------   --------------   --------------   --------------
  Net increase in net
   assets resulting from
   operations...........       7,622,105       19,514,242        6,282,366       19,220,348
                          --------------   --------------   --------------   --------------
Distributions to
 shareholders:
  From net investment
   income:
   MuniFund Shares......      (7,058,342)     (17,790,533)              --               --
   MuniFund Dollar
    Shares..............        (591,920)      (1,752,640)              --               --
   MuniCash Shares......              --               --       (5,078,151)     (15,680,768)
   MuniCash Dollar
    Shares..............              --               --       (1,231,555)      (3,517,322)
                          --------------   --------------   --------------   --------------
    Total distributions
     to shareholders....      (7,650,262)     (19,543,173)      (6,309,706)     (19,198,090)
                          --------------   --------------   --------------   --------------
Capital share
 transactions (at $1 per
 share):
 Sale of shares.........   3,105,546,653    6,673,818,445    2,484,248,024    7,310,136,946
 Reinvestment of
  dividends.............       1,156,358        4,390,167        2,538,118        8,616,660
 Repurchase of shares...  (2,972,774,177)  (6,762,863,889)  (2,675,072,218)  (7,274,887,652)
                          --------------   --------------   --------------   --------------
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........     133,928,834      (84,655,277)    (188,286,076)      43,865,954
                          --------------   --------------   --------------   --------------
    Total increase
     (decrease) in net
     assets.............     133,900,677      (84,684,208)    (188,313,416)      43,888,212
Net assets:
 Beginning of period....     519,496,406      604,180,614      591,658,248      547,770,036
                          --------------   --------------   --------------   --------------
 End of period..........  $  653,397,083   $  519,496,406   $  403,344,832   $  591,658,248
                          ==============   ==============   ==============   ==============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                       Statements of Change in Net Assets

                                                       California Money
                                                        Fund Portfolio
                                               ---------------------------------
                                                Three Months
                                                    Ended          Year Ended
                                               April 30, 1999   January 31, 1999
                                               ---------------  ----------------
                                                 (Unaudited)
Increase (decrease) in net assets:
 Operations:
  Net investment income......................  $     4,161,946  $    20,026,954
  Net gain on investments....................               --           13,414
                                               ---------------  ---------------
  Net increase in net assets resulting from
   operations................................        4,161,946       20,040,368
                                               ---------------  ---------------
Distributions to shareholders:
  From net investment income:
   Money Shares..............................       (3,776,586)     (16,653,422)
   Dollar Shares.............................         (385,360)      (3,373,532)
                                               ---------------  ---------------
    Total distributions to shareholders......       (4,161,946)     (20,026,954)
                                               ---------------  ---------------
Capital share transactions (at $1 per share):
 Sale of shares..............................    1,004,451,176    4,494,248,134
 Reinvestment of dividends...................           70,077          703,561
 Repurchase of shares........................   (1,105,749,508)  (4,397,080,630)
                                               ---------------  ---------------
 Increase (decrease) in net assets derived
  from capital share transactions............     (101,228,255)      97,871,065
                                               ---------------  ---------------
    Total increase (decrease) in net assets..     (101,228,255)      97,884,479
Net assets:
 Beginning of period.........................      688,770,927      590,886,448
                                               ---------------  ---------------
 End of period...............................  $   587,542,672  $   688,770,927
                                               ===============  ===============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                            FedFund Shares
                     -------------------------------------------------------------------
                     Six Months
                        Ended                   Year Ended October 31,
                      April 30,    -----------------------------------------------------
                        1999         1998       1997       1996       1995       1994
                     -----------   ---------  ---------  ---------  ---------  ---------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........      $  1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                       -------     ---------  ---------  ---------  ---------  ---------
Income From
Investment
Operations:
 Net Investment
 Income..........        .0237         .0535      .0530      .0529      .0571      .0377
                       -------     ---------  ---------  ---------  ---------  ---------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (.0237)       (.0535)    (.0530)    (.0529)    (.0571)    (.0377)
                       -------     ---------  ---------  ---------  ---------  ---------
Net Asset Value,
End of Period....      $  1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                       =======     =========  =========  =========  =========  =========
Total Return.....         4.88%/2/      5.48%      5.43%      5.41%      5.86%      3.84%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      935,116     1,116,979  1,220,857  1,407,529  1,377,175  1,557,562
Ratio of Expenses
to Average Daily
Net Assets/1.../.          .20%/2/       .20%       .20%       .19%       .18%       .18%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         4.77%/2/      5.35%      5.30%      5.29%      5.71%      3.76%
                                   FedFund Dollar Shares
                     --------------------------------------------------------
                     Six Months
                       Ended              Year Ended October 31,
                     April 30,    -------------------------------------------
                        1999       1998    1997     1996     1995     1994
                     ------------ ------- -------- -------- -------- --------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........      $ 1.00     $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ------------ ------- -------- -------- -------- --------
Income From
Investment
Operations:
 Net Investment
 Income..........       .0224      .0510    .0505    .0504    .0546    .0352
                     ------------ ------- -------- -------- -------- --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (.0224)    (.0510)  (.0505)  (.0504)  (.0546)  (.0352)
                     ------------ ------- -------- -------- -------- --------
Net Asset Value,
End of Period....      $ 1.00     $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ============ ======= ======== ======== ======== ========
Total Return.....        4.63%/2/   5.23%    5.18%    5.16%    5.61%    3.59%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      29,398     30,459  116,316  113,747  213,177  135,769
Ratio of Expenses
to Average Daily
Net Assets/1.../.         .45%/2/    .45%     .45%     .44%     .43%     .43%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......        4.52%/2/   5.10%    5.05%    5.04%    5.46%    3.51%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .28% (annualized) for the six months ended April 30, 1999 and .28%, .29%, .30%, .29% and .30%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for FedFund Shares, and .53% (annualized) for the six months ended April 30, 1999 and .53%, .54%, .55%, .54% and .55%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for FedFund Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                             T-Fund Shares
                     --------------------------------------------------------------------
                     Six Months
                        Ended                    Year Ended October 31,
                      April 30,     -----------------------------------------------------
                        1999          1998       1997       1996       1995       1994
                     -----------    ---------  ---------  ---------  ---------  ---------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........      $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                      ---------     ---------  ---------  ---------  ---------  ---------
Income From
Investment
Operations:
Net Investment
Income..........          .0232         .0532      .0528      .0528      .0565      .0368
                      ---------     ---------  ---------  ---------  ---------  ---------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........         (.0232)       (.0532)    (.0528)    (.0528)    (.0565)    (.0368)
                      ---------     ---------  ---------  ---------  ---------  ---------
Net Asset Value,
End of Period...      $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                      =========     =========  =========  =========  =========  =========
Total Return....           4.79%/2/      5.46%      5.41%      5.40%      5.80%      3.75%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........      2,585,475     2,544,001  1,765,332  1,507,603  1,211,220  1,012,977
Ratio of
Expenses to
Average Daily
Net Assets/1../.            .20%/2/       .20%       .20%       .19%       .18%       .18%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......           4.68%/2/      5.31%      5.28%      5.26%      5.66%      3.65%
                                   T-Fund Dollar Shares
                     --------------------------------------------------------
                     Six Months
                       Ended              Year Ended October 31,
                     April 30,     ------------------------------------------
                        1999        1998     1997     1996     1995    1994
                     ------------- -------- -------- -------- ------- -------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........      $  1.00      $  1.00  $  1.00  $  1.00  $ 1.00  $ 1.00
                     ------------- -------- -------- -------- ------- -------
Income From
Investment
Operations:
Net Investment
Income..........        .0220        .0507    .0503    .0503   .0540   .0343
                     ------------- -------- -------- -------- ------- -------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........       (.0220)      (.0507)  (.0503)  (.0503) (.0540) (.0343)
                     ------------- -------- -------- -------- ------- -------
Net Asset Value,
End of Period...      $  1.00      $  1.00  $  1.00  $  1.00  $ 1.00  $ 1.00
                     ============= ======== ======== ======== ======= =======
Total Return....         4.54%/2/     5.21%    5.16%    5.15%   5.55%   3.50%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........      681,583      777,385  516,092  351,271  82,502  22,195
Ratio of
Expenses to
Average Daily
Net Assets/1../.          .45%/2/      .45%     .45%     .44%    .43%    .43%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......         4.43%/2/     5.06%    5.03%    5.01%   5.41%   3.40%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .26% (annualized) for the six months ended April 30, 1999 and .27%, .29%, .30%, .29% and .29%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for T-Fund Shares, and .51% (annualized) for the six months ended April 30, 1999 and .52%, .54%, .55%, .54% and .54%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for T-Fund Dollar Shares. /2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                    Federal Trust Shares                               Federal Trust Dollar Shares
                     -------------------------------------------------------  --------------------------------------------------
                     Six Months                                               Six Months
                        Ended            Year Ended October 31,                 Ended           Year Ended October 31,
                      April 30,  -------------------------------------------  April 30,   --------------------------------------
                        1999      1998     1997     1996     1995     1994       1999      1998    1997    1996    1995    1994
                     ----------- -------  -------  -------  -------  -------  ----------  ------  ------  ------  ------  ------
                     (Unaudited)                                              (Unaudited)
Net Asset Value,
Beginning of
Period............    $   1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00   $   1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                      --------   -------  -------  -------  -------  -------   --------   ------  ------  ------  ------  ------
Income From
Investment
Operations:
  Net Investment
  Income..........       .0234     .0529    .0521    .0523    .0563    .0380      .0221    .0504   .0496   .0498   .0538   .0355
                      --------   -------  -------  -------  -------  -------   --------   ------  ------  ------  ------  ------
Less
Distributions:
  Dividends to
  Shareholders
  From Net
  Investment
  Income..........      (.0234)   (.0529)  (.0521)  (.0523)  (.0563)  (.0380)    (.0221)  (.0504) (.0496) (.0498) (.0538) (.0355)
                      --------   -------  -------  -------  -------  -------   --------   ------  ------  ------  ------  ------
Net Asset Value,
End of Period.....    $   1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00   $   1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                      ========   =======  =======  =======  =======  =======   ========   ======  ======  ======  ======  ======
Total Return......    4.82%/2/      5.42%    5.33%    5.35%    5.77%    3.87%  4.57%/2/     5.17%   5.08%   5.10%   5.52%   3.62%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000).....     275,063   280,580  229,292  273,752  237,718  317,769     20,449   38,633  38,700  26,875  28,402   8,278
Ratio of Expenses
to Average Daily
Net Assets........     .20%/2/       .20%     .20%     .19%     .18%     .18%   .45%/2/      .45%    .45%    .44%    .43%    .43%
Ratio of Net
Investment Income
to Average Daily
Net Assets........    4.72%/2/      5.29%    5.21%    5.22%    5.61%    3.85%  4.47%/2/     5.04%   4.96%   4.97%   5.36%   3.60%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .30% (annualized) for the six months ended April 30, 1999 and .29%, .31%, .31%, .32% and .31%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for Federal Trust Shares, and .55% (annualized) for the six months ended April 30, 1999 and .54%, .56%, .56%, .57% and .56%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for Federal Trust Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                       Treasury Trust Shares
                     ---------------------------------------------------------------
                     Six Months
                        Ended                 Year Ended October 31,
                      April 30,    -------------------------------------------------
                        1999         1998      1997     1996      1995       1994
                     -----------   ---------  -------  -------  ---------  ---------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........       $  1.00     $    1.00  $  1.00  $  1.00  $    1.00  $    1.00
                       -------     ---------  -------  -------  ---------  ---------
Income From
Investment
Operations:
Net Investment
Income..........         .0215         .0502    .0504    .0508      .0545      .0359
                       -------     ---------  -------  -------  ---------  ---------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........        (.0215)       (.0502)  (.0504)  (.0508)    (.0545)    (.0359)
                       -------     ---------  -------  -------  ---------  ---------
Net Asset Value,
End of Period...       $  1.00     $    1.00  $  1.00  $  1.00  $    1.00  $    1.00
                       =======     =========  =======  =======  =========  =========
Total Return....          4.43%/2/      5.14%    5.16%    5.20%      5.59%      3.65%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........       853,526     1,091,366  786,556  897,659  1,101,834  1,016,635
Ratio of
Expenses to
Average Daily
Net Assets/1../.           .20%/2/       .20%     .20%     .19%       .18%       .18%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......          4.33%/2/      5.02%    5.04%    5.08%      5.45%      3.57%
                                Treasury Trust Dollar Shares
                     ----------------------------------------------------------
                     Six Months
                       Ended               Year Ended October 31,
                     April 30,     --------------------------------------------
                        1999        1998     1997     1996     1995     1994
                     ------------- -------- -------- -------- -------- --------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........      $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ------------- -------- -------- -------- -------- --------
Income From
Investment
Operations:
Net Investment
Income..........        .0203        .0477    .0479    .0483    .0520    .0334
                     ------------- -------- -------- -------- -------- --------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........       (.0203)      (.0477)  (.0479)  (.0483)  (.0520)  (.0334)
                     ------------- -------- -------- -------- -------- --------
Net Asset Value,
End of Period...      $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ============= ======== ======== ======== ======== ========
Total Return....         4.18%/2/     4.89%    4.91%    4.95%    5.34%    3.40%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........      488,352      471,767  331,498  294,228  223,272  181,934
Ratio of
Expenses to
Average Daily
Net Assets/1../.          .45%/2/      .45%     .45%     .44%     .43%     .43%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......         4.08%/2/     4.77%    4.79%    4.83%    5.20%    3.32%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .27% (annualized) for the six months ended April 30, 1999 and .28%, .30%, .30%, .29% and .29%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for Treasury Trust Shares, and .52% (annualized) for the six months ended April 30, 1999 and .53%, .55%, .55%, .54% and .54%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for Treasury Trust Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                       MuniFund Shares
                     ---------------------------------------------------------
                     Five Months
                        Ended              Year Ended November 30,
                      April 30,    -------------------------------------------
                        1999        1998     1997     1996     1995     1994
                     -----------   -------  -------  -------  -------  -------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                       -------     -------  -------  -------  -------  -------
Income From
Investment
Operations:
Net Investment
Income..........         .0117       .0327    .0338    .0326    .0360    .0255
                       -------     -------  -------  -------  -------  -------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........        (.0117)     (.0327)  (.0338)  (.0326)  (.0360)  (.0255)
                       -------     -------  -------  -------  -------  -------
Net Asset Value,
End of Period...       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                       =======     =======  =======  =======  =======  =======
Total Return....          2.87%/2/    3.32%    3.43%    3.31%    3.66%    2.58%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........       588,526     467,760  536,794  530,204  720,318  687,895
Ratio of
Expenses to
Average Daily
Net Assets......           .20%/2/     .25%     .27%     .27%     .27%     .26%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......          2.82%/2/    3.26%    3.38%    3.26%    3.59%    2.53%
                                 MuniFund Dollar Shares
                     -----------------------------------------------------
                     Five Months
                        Ended           Year Ended November 30,
                      April 30,    ---------------------------------------
                        1999        1998    1997    1996    1995    1994
                     ------------- ------- ------- ------- ------- -------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........       $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                     ------------- ------- ------- ------- ------- -------
Income From
Investment
Operations:
Net Investment
Income..........        .0107       .0302   .0313   .0301   .0335   .0230
                     ------------- ------- ------- ------- ------- -------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........       (.0107)     (.0302) (.0313) (.0301) (.0335) (.0230)
                     ------------- ------- ------- ------- ------- -------
Net Asset Value,
End of Period...       $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                     ============= ======= ======= ======= ======= =======
Total Return....         2.62%/2/    3.07%   3.18%   3.06%   3.41%   2.33%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........       64,871      51,736  67,387  61,396   6,474   2,785
Ratio of
Expenses to
Average Daily
Net Assets......          .45%/2/     .50%    .52%    .52%    .52%    .51%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......         2.57%/2/    3.01%   3.13%   3.01%   3.34%   2.28%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .40% (annualized) for the five months ended April 30, 1999 and .41%, .41%, .42%, .41% and .41%, respectively, for the years ended November 30, 1998, 1997, 1996, 1995 and 1994 for MuniFund Shares, and .65% (annualized) for the five months ended April 30, 1999 and .66%, .66%, .67%, .66% and .66%, respectively, for the years ended November 30, 1998, 1997, 1996, 1995 and 1994 for MuniFund Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                       MuniCash Shares
                     ---------------------------------------------------------
                     Five Months
                        Ended              Year Ended November 30,
                      April 30,    -------------------------------------------
                        1999        1998     1997     1996     1995     1994
                     -----------   -------  -------  -------  -------  -------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                       -------     -------  -------  -------  -------  -------
Income From
Investment
Operations:
Net Investment
Income..........         .0123       .0346    .0358    .0350    .0382    .0266
                       -------     -------  -------  -------  -------  -------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........        (.0123)     (.0346)  (.0358)  (.0350)  (.0382)  (.0266)
                       -------     -------  -------  -------  -------  -------
Net Asset Value,
End of Period...       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                       =======     =======  =======  =======  =======  =======
Total Return....          3.00%/2/    3.51%    3.63%    3.56%    3.89%    2.69%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........       294,482     500,254  397,681  281,544  321,642  273,439
Ratio of
Expenses to
Average Daily
Net Assets......           .20%/2/     .18%     .18%     .18%     .18%     .19%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......          2.96%/2/    3.47%    3.58%    3.50%    3.83%    2.59%
                                  MuniCash Dollar Shares
                     --------------------------------------------------------
                     Five Months
                        Ended             Year Ended November 30,
                      April 30,    ------------------------------------------
                        1999        1998    1997     1996     1995     1994
                     ------------- ------- -------- -------- -------- -------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........       $  1.00     $ 1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                     ------------- ------- -------- -------- -------- -------
Income From
Investment
Operations:
Net Investment
Income..........         .0112      .0321    .0333    .0325    .0357   .0241
                     ------------- ------- -------- -------- -------- -------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........        (.0112)    (.0321)  (.0333)  (.0325)  (.0357) (.0241)
                     ------------- ------- -------- -------- -------- -------
Net Asset Value,
End of Period...       $  1.00     $ 1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                     ============= ======= ======== ======== ======== =======
Total Return....          2.75%/2/   3.26%    3.38%    3.31%    3.64%   2.44%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........       108,863     91,404  150,089  101,528  101,424  99,688
Ratio of
Expenses to
Average Daily
Net Assets......           .45%/2/    .43%     .43%     .43%     .43%    .44%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......          2.71%/2/   3.22%    3.33%    3.25%    3.58%   2.34%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .41% (annualized) for the five months ended April 30, 1999 and 40%, .41%, .42%, .41% and .42%, respectively, for the years ended November 30, 1998, 1997, 1996, 1995 and 1994 for MuniCash Shares, and .66% (annualized) for the five months ended April 30, 1999 and .65%, .66%, .67%, .66% and .67%, respectively, for the years ended November 30, 1998, 1997, 1996, 1995 and 1994 for MuniCash Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                   California Money Shares
                     ----------------------------------------------------------
                     Three Months
                        Ended               Year Ended January 31,
                      April 30,     -------------------------------------------
                         1999        1999     1998     1997     1996     1995
                     ------------   -------  -------  -------  -------  -------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........       $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                       -------      -------  -------  -------  -------  -------
Income From
Investment
Operations:
Net Investment
Income..........         .0061        .0305    .0334    .0316    .0356    .0281
                       -------      -------  -------  -------  -------  -------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........        (.0061)      (.0305)  (.0334)  (.0316)  (.0356)  (.0281)
                       -------      -------  -------  -------  -------  -------
Net Asset Value,
End of Period...       $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                       =======      =======  =======  =======  =======  =======
Total Return....          2.52%/2/     3.09%    3.39%    3.21%    3.62%    2.84%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........       574,722      549,170  460,339  326,521  389,883  385,824
Ratio of
Expenses to
Average Daily
Net Assets......           .20%/2/      .20%     .20%     .20%     .20%     .20%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......          2.48%/2/     3.02%    3.34%    3.15%    3.55%    2.79%
                                  California Dollar Shares
                     --------------------------------------------------------
                     Three Months
                        Ended             Year Ended January 31,
                      April 30,    ------------------------------------------
                         1999       1999     1998     1997     1996    1995
                     ------------- -------- -------- -------- ------- -------
                      (Unaudited)
Net Asset Value,
Beginning of
Period..........        $ 1.00     $  1.00  $  1.00  $  1.00  $ 1.00  $ 1.00
                     ------------- -------- -------- -------- ------- -------
Income From
Investment
Operations:
Net Investment
Income..........         .0055       .0280    .0309    .0291   .0331   .0256
                     ------------- -------- -------- -------- ------- -------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........        (.0055)     (.0280)  (.0309)  (.0291) (.0331) (.0256)
                     ------------- -------- -------- -------- ------- -------
Net Asset Value,
End of Period...        $ 1.00     $  1.00  $  1.00  $  1.00  $ 1.00  $ 1.00
                     ============= ======== ======== ======== ======= =======
Total Return....          2.27%/2/    2.84%    3.14%    2.96%   3.37%   2.59%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........        12,821     139,601  130,547  126,321  31,163  11,026
Ratio of
Expenses to
Average Daily
Net Assets......           .45%/2/     .45%     .45%     .45%    .45%    .45%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......          2.23%/2/    2.77%    3.09%    2.90%   3.30%   2.54%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% (annualized) for the three months ended April 30, 1999 and .45%, .46%, .48%, .48% and .48%, respectively, for the years ended January 31, 1999, 1998, 1997, 1996 and 1995 for California Money Shares, and .70% (annualized) for the three months ended April 30, 1999 and .70%, .71%, .73%, .73% and .73%, respectively, for the years ended January 31, 1999, 1998, 1997, 1996 and 1995 for California Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)
A. Provident Institutional Funds ("PIF" or the "Company") was organized as a Delaware business trust on October 21, 1998. It is the successor to five investment companies: (1) Temporary Investment Fund, Inc. ("Temp"), (2) Trust for Federal Securities ("Fed"), (3) Municipal Fund for Temporary Investment ("Muni"); (4) Municipal Fund for California Investors, Inc. ("Cal Muni") and
(5) Municipal Fund for New York Investors, Inc. ("NY Muni"), (the "Predecessor Companies"). The accompanying financial statements and notes are those of the portfolios of Fed, Muni and Cal Muni, as follows: Fed--FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni--MuniFund and MuniCash; and Cal Muni--California Money Fund. On February 10, 1999 these portfolios, along with the portfolios of the other Predecessor Companies were reorganized into separate series of PIF.

 The fiscal year ends for Fed, Muni and Cal Muni were October 31, November 30, and January 31, respectively. The fiscal year end for PIF is October 31. PIF is a no-load open-end management investment company. Each portfolio included in these financial statements and notes, with the exception of California Money Fund, which is a non-diversified investment company, because it concentrates its investments in California Municipal Obligations, is a diversified investment company under the Investment Company Act of 1940.

 FedFund, Federal Trust Fund, Treasury Trust Fund and MuniCash each offers two classes of shares: Fund Shares and Dollar Shares. T-Fund, MuniFund and California Money Fund each offers six classes of shares: Fund Shares, Administration Shares, Dollar Shares, Plus Shares, Cash Reserve Shares, and Cash Management Shares. Pursuant to a Shareholder Service Plan and specified in a servicing agreement, institutions other than broker/dealers ("Service Organizations"), provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company's payment of a fee to the Servicing Organization at an annual rate of .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to an Amended Distribution Plan and specified in a related agreement, institutions that are broker/dealers ("Broker/Dealers"), provide certain sales and support services to their clients who beneficially own shares of the Plus class, in consideration for the Company's payment of a fee to the Broker/Dealer at an annual rate of .25% of the average daily net asset value of such Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve and Cash Management shareholders are reduced by such fees. Fund Shares are sold to institutional investors who choose not to enter into agreements with PIF. As of April 30, 1999, no Administration Shares, Plus Shares, Cash Reserve Shares or Cash Management Shares were outstanding.

 Certain California municipal obligations in the California Money Fund may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

B. Significant accounting policies are as follows:

 Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

 Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

 Repurchase Agreements--The Company may purchase, for FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

 Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued, discount earned and net realized short term gains on portfolio securities, less the amortization of market premium and applicable expenses. Capital gains, if any, are distributed at least once a year.

 Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

 Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated among the portfolios based on their relative average daily net assets.

C. Under agreements between the Company and Blackrock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association ("PNC Bank"), BIMC manages the Company's portfolios and maintains their financial accounts. PFPC Trust Company is the Company's custodian and PFPC Inc. ("PFPC"), is the Company's transfer agent.

 Provident Distributors, Inc. ("PDI") serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

 The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together the "Co-Administrators"). Prior to the reorganization as discussed in paragraph A, PDI was co-administrator with PFPC.

 In return for their advisory and administrative services, the Company pays BIMC and the Co-Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each portfolio for FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund and MuniCash as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion,
 .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund pays BIMC and the Administrators each a fee, computed daily and payable monthly, at an annual rate of 0.20% of it's average net assets.

 The Co-Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization and Broker/Dealer fees) of each portfolio do not exceed .20% of their respective average net assets. For the periods ended April 30, 1999, the Co-Administrators and BIMC waived, on an equal basis, a total of $398,291 of the administration and advisory fees payable to them with respect to FedFund, $1,154,480 with respect to T-Fund,

$151,063 with respect to Federal Trust Fund, $499,796 with respect to Treasury Trust Fund, $556,067 with respect to MuniFund, $446,565 with respect to MuniCash and $430,747 with respect to California Money Fund.

 Per the Company's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances. For the period ended April 30, 1999, MuniFund's custodian fees were reduced in the amount of $1,578.

 For the periods ended April 30, 1999, each portfolio paid Service Organization fees to affiliates of BIMC in the amounts as follows: $487 with respect to FedFund, $93,514 with respect to T-Fund and $25,648 with respect to Treasury Trust Fund.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Trust and to classify or reclassify any unissued shares into one or more additional classes of shares.

Transactions in shares of the Company are summarized as follows:

                                                      FedFund Portfolio
                                              ---------------------------------
                                              Six Months Ended    Year Ended
                                               April 30, 1999  October 31, 1998
                                              ---------------- ----------------
                                                (Unaudited)
Shares sold:
 FedFund.....................................   3,126,058,508    6,319,523,560
 FedFund Dollar..............................     130,852,425      523,295,881
Shares issued in reinvestment of dividends:
 FedFund.....................................       5,275,326       11,390,841
 FedFund Dollar..............................         174,193        1,954,874
Shares repurchased:
 FedFund.....................................  (3,313,230,744)  (6,434,850,991)
 FedFund Dollar..............................    (132,089,044)    (611,109,026)
                                               --------------   --------------
Net decrease in shares.......................    (182,959,336)    (189,794,861)
                                               ==============   ==============

                                                     T-Fund Portfolio
                                             ----------------------------------
                                             Six Months Ended     Year Ended
                                              April 30, 1999   October 31, 1998
                                             ----------------  ----------------
                                               (Unaudited)
Shares sold:
 T-Fund....................................   16,349,629,760    25,173,201,809
 T-Fund Dollar.............................    2,243,028,224     5,285,847,119
Shares issued in reinvestment of dividends:
 T-Fund....................................       27,010,049        35,843,706
 T-Fund Dollar.............................        2,032,724         4,610,007
Shares repurchased:
 T-Fund....................................  (16,335,159,467)  (24,430,422,061)
 T-Fund Dollar.............................   (2,340,860,077)   (5,029,174,620)
                                             ---------------   ---------------
Net increase (decrease) in shares..........      (54,318,787)    1,039,905,960
                                             ===============   ===============

                                                Federal Trust Fund Portfolio
                                              ---------------------------------
                                              Six Months Ended    Year Ended
                                               April 30, 1999  October 31, 1998
                                              ---------------- ----------------
                                                (Unaudited)
Shares sold:
 Federal Trust...............................    605,609,878     1,151,951,115
 Federal Trust Dollar........................    113,754,255       256,274,896
Shares issued in reinvestment of dividends:
 Federal Trust...............................        835,317         1,627,779
 Federal Trust Dollar........................         97,373           239,482
Shares repurchased:
 Federal Trust...............................   (611,966,672)   (1,102,343,671)
 Federal Trust Dollar........................   (132,036,594)     (256,590,228)
                                                ------------    --------------
Net increase (decrease) in shares............    (23,706,443)       51,159,373
                                                ============    ==============

                                                Treasury Trust Fund Portfolio
                                              ---------------------------------
                                              Six Months Ended    Year Ended
                                               April 30, 1999  October 31, 1998
                                              ---------------- ----------------
                                                (Unaudited)
Shares sold:
 Treasury Trust..............................   3,135,529,332    6,646,747,191
 Treasury Trust Dollar.......................   1,292,675,866    2,355,536,037
Shares issued in reinvestment of dividends:
 Treasury Trust..............................       2,464,377        5,171,973
 Treasury Trust Dollar.......................       7,204,397       14,500,865
Shares repurchased:
 Treasury Trust..............................  (3,375,801,522)  (6,347,159,817)
 Treasury Trust Dollar.......................  (1,283,276,326)  (2,229,796,992)
                                               --------------   --------------
Net increase (decrease) in shares............    (221,203,876)     444,999,257
                                               ==============   ==============

                                  MuniFund Portfolio
                          -----------------------------------
                          Five Months Ended    Year Ended
                           April 30, 1999   November 30, 1998
                          ----------------- -----------------
                             (Unaudited)
Shares sold:
 MuniFund................   3,026,830,351     6,507,334,293
 MuniFund Dollar.........      78,716,302       166,484,152
Shares issued in
 reinvestment of
 dividends:
 MuniFund................         588,669         2,746,208
 MuniFund Dollar.........         567,689         1,643,959
Shares repurchased:
 MuniFund................  (2,906,627,318)   (6,579,088,822)
 MuniFund Dollar.........     (66,146,859)     (183,775,067)
                           --------------    --------------
Net increase (decrease)
 in shares...............     133,928,834       (84,655,277)
                           ==============    ==============

                                  MuniCash Portfolio
                          -----------------------------------
                          Five Months Ended    Year Ended
                           April 30, 1999   November 30, 1998
                          ----------------- -----------------
                             (Unaudited)
Shares sold:
 MuniCash................   2,302,192,448     7,022,119,234
 MuniCash Dollar.........     182,055,576       288,017,712
Shares issued in
 reinvestment of
 dividends:
 MuniCash................       1,850,192         5,807,076
 MuniCash Dollar.........         687,926         2,809,584
Shares repurchased:
 MuniCash................  (2,509,795,097)   (6,925,371,487)
 MuniCash Dollar.........    (165,277,121)     (349,516,165)
                           --------------    --------------
Net increase (decrease)
 in shares...............    (188,286,076)       43,865,954
                           ==============    ==============

                            California Money Fund Portfolio
                          -----------------------------------
                          Three Months Ended    Year Ended
                            April 30, 1999   January 31, 1999
                          ------------------ ----------------
                             (Unaudited)
Shares sold:
 California Money Shares.     937,455,146      4,163,985,529
 California Dollar
  Shares.................      66,996,030        330,262,605
Shares issued in
 reinvestment of
 dividends:
 California Money Shares.          70,077            703,561
 California Dollar
  Shares.................              --                 --
Shares repurchased:
 California Money Shares.    (911,973,505)    (4,075,870,211)
 California Dollar
  Shares.................    (193,776,003)      (321,210,419)
                             ------------     --------------
Net increase (decrease)
 in shares...............    (101,228,255)        97,871,065
                             ============     ==============

                   Notes to Financial Statements (Concluded)

 On April 30, 1999, three shareholders held approximately 33% of the outstanding shares of T-Fund, three shareholders held approximately 52% of Federal Trust Fund, one shareholder held approximately 16% of Treasury Trust Fund, three shareholders held approximately 46% of MuniFund, two shareholders held approximately 37% of MuniCash and two shareholders help approximately 51% of California Money Fund.

E. At April 30, 1999, net assets consisted of:

                                                           Federal        Treasury
                                                            Trust          Trust
                             FedFund         T-Fund          Fund           Fund
                            Portfolio      Portfolio      Portfolio      Portfolio
                           ------------  --------------  ------------  --------------
 Paid-in capital.........  $964,723,763  $3,267,076,527  $295,656,461  $1,342,091,796
 Accumulated net realized
  loss on security
  transactions...........      (209,786)        (18,157)     (144,781)       (213,931)
                           ------------  --------------  ------------  --------------
 Total Net Assets........  $964,513,977  $3,267,058,370  $295,511,680  $1,341,877,865
                           ============  ==============  ============  ==============

                                                                   California
                                                                     Money
                                        MuniFund      MuniCash        Fund
                                       Portfolio     Portfolio     Portfolio
                                      ------------  ------------  ------------
 Paid-in capital....................  $653,537,156  $403,498,495  $587,678,211
 Accumulated net realized loss on
  security transactions.............      (140,073)     (153,663)     (135,539)
                                      ------------  ------------  ------------
 Total Net Assets...................  $653,397,083  $403,344,832  $587,542,672
                                      ============  ============  ============

F. At October 31, 1998, FedFund, T-Fund, Federal Trust Fund, and Treasury Trust Fund had capital loss carryovers amounting to $245,434, $8,898, $149,838 and $154,882, respectively, expiring at various times from 2001 to 2005. At November 30, 1998 MuniFund and MuniCash had capital loss carryovers amounting to $111,916 and $126,323, respectively, expiring at various times from 2002 to 2006. At January 31, 1999, California Money Fund had a capital loss carryover amounting to $135,539 expiring at various times from 2001 to 2006. The capital loss carryovers are available to offset possible future capital gains of the corresponding portfolios.

            Results of Special Meeting of Sharesholders (Unaudited)

 A Special Shareholder Meetings for Trust for Federal Securities ("Fed"), Municipal Fund for Temporary Investment ("Muni"), and Municipal Fund for California Investors, Inc. ("Cal Muni") (Fed, Muni and Cal Muni, each a "Company", collectively the "Companies") were held on January 28, 1999 and reconvened on February 9, 1999. Shareholders of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, portfolios of Fed; MuniFund and MuniCash, portfolios of Muni; and California Money Fund, a portfolio of Cal Muni, (FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, and California-Money Fund are each a "Portfolio", collectively, the "Portfolios") voted as described below:

1. Election of Directors/Trustees. Messrs. Beckwith, Harris, Johnson, Platt, Robb, Urish and Winter were elected Directors/Trustees, by shareholders of each of the Companies, as follows.

                                                                       Number of
                                                      Number of          Votes
               Name of Candidate                      Votes For        Withheld
               -----------------                ---------------------- ---------
G. Nicholas Beckwith, III...................... Fed      4,275,158,947 3,518,644
                                                Muni       829,960,213 4,563,898
                                                Cal Muni   455,875,788       -0-
Jerrold B. Harris.............................. Fed      4,275,728,649 2,948,942
                                                Muni       829,957,553 4,566,558
                                                Cal Muni   455,875,788       -0-
Rodney D. Johnson.............................. Fed      4,275,728,649 2,948,942
                                                Muni       829,833,119 4,690,992
                                                Cal Muni   455,875,788       -0-
Joseph P. Platt, Jr. .......................... Fed      4,275,728,649 2,948,942
                                                Muni       829,981,224 4,542,887
                                                Cal Muni   455,875,788       -0-
Robert C. Robb, Jr. ........................... Fed      4,275,728,649 2,948,942
                                                Muni       829,999,421 4,524,690
                                                Cal Muni   455,875,788       -0-
Kenneth L. Urish............................... Fed      4,275,728,649 2,948,942
                                                Muni       830,001,227 4,522,884
                                                Cal Muni   455,875,788       -0-
Frederick W. Winter............................ Fed      4,275,728,649 2,948,942
                                                Muni       830,001,227 4,522,884
                                                Cal Muni   455,875,788       -0-

2. Ratification of Auditors. Shareholders of Fed voted to ratify PricewaterhouseCoopers LLP (PwC) as independent accountants for the fiscal year ending October 31, 1999; shareholders of Cal Muni, voted to ratify PwC as independent accountants for the fiscal year ending January 31, 1999; and shareholders of Muni, voted to ratify KPMG LLP as independent accountants for the fiscal year ending November 30, 1999, as follows.

                                                Fed         Muni      Cal Muni
                                           ------------- ----------- -----------
For the resolution........................ 4,270,033,526 828,008,029 455,875,438
Against the resolution....................       931,210   3,646,176         -0-
Abstain...................................     7,712,853   2,869,905         350

3. Agreement and Plan of Reorganization. Shareholders of each of the Companies voted to approve an Agreement and Plan of Reorganization pursuant to which each Portfolio was reorganized as a separate series of Provident Institutional Funds, a Delaware business trust, as follows.

                                                           Federal    Treasury
             Fed                 FedFund      T-Fund     Trust Fund  Trust Fund
             ---               ----------- ------------- ----------- -----------
For the resolution............ 642,917,110 2,445,484,665 215,044,414 682,687,661
Against the resolution........  35,397,223    30,727,914     242,037  14,429,473
Abstain.......................   2,047,607    86,316,301      59,368     727,589
Broker non-vote...............     424,019     2,196,742      34,606 119,940,862

                          Muni                            MuniFund    MuniCash
                          ----                           ----------- -----------
For the resolution...................................... 370,230,881 316,628,233
Against the resolution..................................  31,554,609   3,101,787
Abstain.................................................   2,527,367   2,477,106
Broker non-vote.........................................   6,096,762 101,907,366

                                                                     California
                              Cal Muni                               Money Fund
                              --------                               -----------
For the resolution.................................................. 436,970,039
Against the resolution..............................................  17,286,169
Abstain.............................................................         350
Broker non-vote.....................................................   1,619,230

            Results of Special Meeting of Sharesholders (Unaudited)
4. Changes in Fundamental Investment Limitations. Changes were proposed to the fundamental investment limitations of each Company, as follows: Fed--(a) limitation on borrowing and senior securities, (b) limitation on underwriting activities, (c) limitation on real estate and commodities, and (d) limitation on loans; Muni--(a) limitation on borrowing and senior securities, (b) limitation on underwriting activities, (c) limitation on real estate related transactions, (d) limitation on investment in commodities, and (e) limitation on loans; Cal Muni--(a) limitation on borrowing and senior securities, (b) limitation on underwriting activities, (c) limitation on real estate related transactions, (d) limitation on investment in commodities, (e) limitation on loans, and (f) limitation regarding concentration. The proposed changes were approved by shareholders of each Portfolio as follows:

                                                           Federal    Treasury
             Fed                 FedFund      T-Fund     Trust Fund  Trust Fund
             ---               ----------- ------------- ----------- -----------
For the resolution............ 656,985,609 2,477,395,613 210,235,430 683,828,928
Against the resolution........  15,273,185    36,195,310   5,088,067  12,653,642
Abstain.......................   8,103,146    48,937,957      22,322   1,362,154
Broker non-vote...............     424,019     2,196,742      34,606 119,940,861

                          Muni                            Muni Fund   Muni Cash
                          ----                           ----------- -----------
For the resolution...................................... 332,146,787 292,963,211
Against the resolution..................................  72,127,665  25,771,103
Abstain.................................................      38,421   3,472,812
Broker non-vote.........................................   6,096,761 101,907,366

                                                                     California
                              Cal Muni                               Money Fund
                              --------                               -----------
For the resolution.................................................. 434,619,571
Against the resolution..............................................  19,636,637
Abstain.............................................................         350
Broker non-vote.....................................................   1,619,230

5. Changes to Fundamental Investment Limitations to Make Such Limitations Non-Fundamental. Changes were proposed to fundamental investment limitations of each Company to make such limitations non-fundamental, as follows: Fed--(a) limitations on eligible investments; Muni--(a) limitation on eligible investments, (b) limitation on acquiring securities of other investment companies, (c) limitation on purchasing securities on margin, making short sales or maintaining a short position, (d) limitation on purchasing industrial revenue bonds, and (e) limitation on purchasing securities with legal or contractual restrictions on resale; Cal Muni--(a) limitation on eligible investments, (b) limitation on issuer diversification, (c) limitation on acquiring securities of other investment companies, (d) limitation on purchasing securities on margin, making short sales or maintaining a short position, and (e) limitation on investing in illiquid securities. The proposed changes were approved by shareholders as follows:

                                                           Federal    Treasury
             Fed                 FedFund      T-Fund     Trust Fund  Trust Fund
             ---               ----------- ------------- ----------- -----------
For the resolution............ 563,523,034 2,389,842,020 210,167,317 650,472,767
Against the resolution........ 108,730,226   124,818,389   5,156,180  45,700,402
Abstain.......................   8,108,680    47,868,472      22,322   1,671,554
Broker non-vote...............     424,019     2,196,741      34,606 119,940,862

                          Muni                            Muni Fund   Muni Cash
                          ----                           ----------- -----------
For the resolution...................................... 320,488,063 289,747,942
Against the resolution..................................  83,823,792  27,953,741
Abstain.................................................       1,002   4,505,443
Broker non-vote.........................................   6,096,762 101,907,366

                                                                     California
                              Cal Muni                               Money Fund
                              --------                               -----------
For the resolution.................................................. 406,162,388
Against the resolution..............................................  48,093,820
Abstain.............................................................         350
Broker non-vote.....................................................   1,619,230

6. Investment of Substantially All Assets in Another Open-End Investment Company. Shareholders of all the Companies voted to approve a new fundamental investment

             Results of Special Meeting of Shareholders (Concluded) limitation for each Portfolio to permit each Portfolio to invest substantially all of its assets in another open-end investment company, as follows:

                                                           Federal    Treasury
                                                            Trust       Trust
Fed                              FedFund      T-Fund        Fund        Fund
---                            ----------- ------------- ----------- -----------
For the resolution............ 574,730,497 2,409,440,206 214,984,681 655,748,012
Against the resolution........  97,452,109    71,729,405     338,816  38,985,176
Abstain.......................   8,179,334    81,359,269      22,322   3,111,535
Broker
 non-vote.....................     424,019     2,196,742      34,606 119,940,862

   Muni                                                   Muni Fund   MuniCash
   ----                                                  ----------- -----------
For the resolution...................................... 367,632,622 292,812,636
Against the resolution..................................  13,716,629  24,359,441
Abstain.................................................  22,963,606   5,035,049
Broker non-vote.........................................   6,096,762 101,907,366

                                                                     California
  Cal Muni                                                           Money Fund
  --------                                                           -----------
For the resolution.................................................. 405,313,557
Against the resolution..............................................  48,901,150
Abstain.............................................................      41,850
Broker non-vote.....................................................   1,619,230

7. Federal Trust Fund Only--Change in Fundamental Investment Objective. Shareholders of Federal Trust Fund voted to approve a change in Federal Trust Fund's fundamental investment objective to make such objective non-fundamental, as follows:

                                                                       Federal
   Fed                                                               Trust Fund
   ---                                                               -----------
For the resolution.................................................. 210,235,430
Against the resolution..............................................   5,088,067
Abstain.............................................................      22,322
Broker non-vote.....................................................      34,606

Trustees
Rodney D. Johnson
Chairman
G. Nicholas Beckwith
Jerrold B. Harris
Joseph Platt
Robert C. Robb, Jr.
Kenneth L. Urish
Frederick W. Winter

Investment Adviser
BlackRock Institutional Management Corporation
400 Bellevue Parkway
Wilmington, DE 19809

Co-Administrators
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

Provident Distributors, Inc.
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428

Distributor
Provident Distributors, Inc.
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428

Transfer Agent
PFPC Inc.
P.O. Box 8950
Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

                                                        PIF-SA-003



FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

California Money Fund


Investment Portfolios offered by

Provident Institutional Funds


PROVIDENT
INSTITUTIONAL
FUNDS




Semi-Annual Report
    April 30, 1999